                                 -------------
SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1997 SEMI-ANNUAL REPORT
ECONOMIC HIGHLIGHTS
--------------------------------------------------------------------------------
                                             . The economy, as measured by the
                                               growth of real GDP, continues
                                               to expand at a healthy rate.
                                               The real GDP growth rate was
                                               3.6% for the first six months
                                               of 1997.
     [GRAPH OF REAL GDP GROWTH               . The apparent strength of the
        RATE APPEARS HERE]                     economy continues to lead to
                                               speculation regarding the
Real Gross Domestic Product                    potential impact on future
Chain Weighted                                 inflation and whether a more
Percent change from preceeding quarter,        restrictive Federal Reserve
seasonally adjusted at annual rates            policy is imminent.
Source:  Bloomberg                           . At the time of this writing,
                                               the economy appears poised for
           Real GDP                            growth, continuing the current
Q1 1990              4.1%                      economic expansion which began
Q2 1990              1.3%                      in 1991.
Q3 1990             -1.9%
Q4 1990             -4.1%
Q1 1991             -2.2%
Q2 1991              1.7%
Q3 1991              1.0%
Q4 1991              1.0%
Q1 1992              4.7%
Q2 1992              2.5%
Q3 1992              3.0%
Q4 1992              4.3%
Q1 1993             -0.1%
Q2 1993              1.9%
Q3 1993              2.3%
Q4 1993              4.8%
Q1 1994              2.5%
Q2 1994              4.9%
Q3 1994              3.5%
Q4 1994              3.0%
Q1 1995              0.4%
Q2 1995              0.7%
Q3 1995              3.8%
Q4 1995              0.3%
Q1 1996              2.0%
Q2 1996              4.7%
Q3 1996              2.1%
Q4 1996              3.8%
Q1 1997              4.9%
Q2 1997              2.2%

                                             . The unemployment rate during
                                               1996 remained near its lowest
                                               point in the decade. This
                                               declining trend continued into
     [GRAPH OF U.S. UNEMPLOYMENT               1997, with the May 1997 rate of
          RATE APPEARS HERE]                   4.8% representing the lowest
                                               rate since December 1973. Low
US Unemployment Rate                           unemployment rates typically
Source:  Bloomberg                             lead economists to question
                                               whether continued low levels of
  Unemployment Rate                            unemployment can persist
Jan-90           5.3%                          without generating inflationary
Feb-90           5.3%                          pressures on wages and,
Mar-90           5.2%                          ultimately, prices.
Apr-90           5.4%
May-90           5.3%
Jun-90           5.1%
Jul-90           5.4%
Aug-90           5.6%
Sep-90           5.7%
Oct-90           5.8%
Nov-90           6.0%
Dec-90           6.2%
Jan-91           6.3%
Feb-91           6.5%
Mar-91           6.8%
Apr-91           6.6%
May-91           6.8%
Jun-91           6.8%
Jul-91           6.7%
Aug-91           6.8%
Sep-91           6.8%
Oct-91           6.9%
Nov-91           6.9%
Dec-91           7.1%
Jan-92           7.1%
Feb-92           7.3%
Mar-92           7.3%
Apr-92           7.3%
May-92           7.4%
Jun-92           7.7%
Jul-92           7.6%
Aug-92           7.6%
Sep-92           7.5%
Oct-92           7.4%
Nov-92           7.3%
Dec-92           7.3%
Jan-93           7.1%
Feb-93           7.0%
Mar-93           7.0%
Apr-93           7.0%
May-93           6.9%
Jun-93           6.9%
Jul-93           6.8%
Aug-93           6.7%
Sep-93           6.7%
Oct-93           6.7%
Nov-93           6.5%
Dec-93           6.4%
Jan-94           6.7%
Feb-94           6.6%
Mar-94           6.5%
Apr-94           6.4%
May-94           6.0%
Jun-94           6.0%
Jul-94           6.1%
Aug-94           6.1%
Sep-94           5.9%
Oct-94           5.6%
Nov-94           5.6%
Dec-94           5.4%
Jan-95           5.6%
Feb-95           5.4%
Mar-95           5.8%
Apr-95           5.7%
May-95           5.7%
Jun-95           5.6%
Jul-95           5.7%
Aug-95           5.3%
Sep-95           5.6%
Oct-95           5.5%
Nov-95           5.6%
Dec-95           5.6%
Jan-96           5.8%
Feb-96           5.5%
Mar-96           5.6%
Apr-96           5.4%
May-96           5.6%
Jun-96           5.3%
Jul-96           5.4%
Aug-96           5.1%
Sep-96           5.2%
Oct-96           5.2%
Nov-96           5.3%
Dec-96           5.3%
Jan-97           5.4%
Feb-97           5.3%
Mar-97           5.2%
Apr-97           4.9%
May-97           4.8%
Jun-97           5.0%

                                             . Both the Employment Cost Index
                                               and Consumer Price Index (CPI)
                                               continued to remain in check
                                               throughout the first half of
                                               1997, reflecting continued low
                                               levels of inflation.
     [GRAPH OF MEASURES OF INFLATION         . For the 12 months ended June
              APPEARS HERE]                    1997, the CPI rose 2.3%, the
                                               lowest rate since February
Consumer Price Index - All Items YOY %         1987. Its core rate (which
Change Employment Cost Index SA                excludes the more volatile food
(includes both wages and salaries and          and energy components) rose
benefits components) - YOY % Change            2.4%, the lowest rate since
Source:  Bloomberg L.P.                        1965.
RED = DATA INPUTS                            . The Federal Reserve has
                                               indicated that the economy
                                               continues to remain in the zone
Data for Graph                                 where inflation risks are on
Monthly C Quarterly Employment Cost Index      the upside and that it is
- YOY % Change                                 poised to act preemptively by
                                               raising interest rates if
Jan-90           5.2%       5.3%               necessary.
Feb-90           5.3%       5.3%
Mar-90           5.2%       5.3%
Apr-90           4.7%       5.4%
May-90           4.4%       5.4%
Jun-90           4.7%       5.4%
Jul-90           4.8%       5.1%
Aug-90           5.6%       5.1%
Sep-90           6.2%       5.1%
Oct-90           6.3%       4.8%
Nov-90           6.3%       4.8%
Dec-90           6.1%       4.8%
Jan-91           5.7%       4.6%
Feb-91           5.3%       4.6%
Mar-91           4.9%       4.6%
Apr-91           4.9%       4.5%
May-91           5.0%       4.5%
Jun-91           4.7%       4.5%
Jul-91           4.4%       4.3%
Aug-91           3.8%       4.3%
Sep-91           3.4%       4.3%
Oct-91           2.9%       4.2%
Nov-91           3.0%       4.2%
Dec-91           3.1%       4.2%
Jan-92           2.6%       4.1%
Feb-92           2.8%       4.1%
Mar-92           3.2%       4.1%
Apr-92           3.2%       3.5%
May-92           3.0%       3.5%
Jun-92           3.1%       3.5%
Jul-92           3.2%       3.4%
Aug-92           3.1%       3.4%
Sep-92           3.0%       3.4%
Oct-92           3.2%       3.5%
Nov-92           3.0%       3.5%
Dec-92           2.9%       3.5%
Jan-93           3.3%       3.4%
Feb-93           3.2%       3.4%
Mar-93           3.1%       3.4%
Apr-93           3.2%       3.6%
May-93           3.2%       3.6%
Jun-93           3.0%       3.6%
Jul-93           2.8%       3.6%
Aug-93           2.8%       3.6%
Sep-93           2.7%       3.6%
Oct-93           2.8%       3.4%
Nov-93           2.7%       3.4%
Dec-93           2.7%       3.4%
Jan-94           2.5%       3.2%
Feb-94           2.5%       3.2%
Mar-94           2.5%       3.2%
Apr-94           2.4%       3.1%
May-94           2.3%       3.1%
Jun-94           2.5%       3.1%
Jul-94           2.8%       3.1%
Aug-94           2.9%       3.1%
Sep-94           3.0%       3.1%
Oct-94           2.6%       3.0%
Nov-94           2.7%       3.0%
Dec-94           2.7%       3.0%
Jan-95           2.8%       3.0%
Feb-95           2.9%       3.0%
Mar-95           2.9%       3.0%
Apr-95           3.1%       3.0%
May-95           3.2%       3.0%
Jun-95           3.0%       3.0%
Jul-95           2.8%       2.8%
Aug-95           2.6%       2.8%
Sep-95           2.5%       2.8%
Oct-95           2.8%       2.8%
Nov-95           2.6%       2.8%
Dec-95           2.5%       2.8%
Jan-96           2.7%       2.9%
Feb-96           2.7%       2.9%
Mar-96           2.8%       2.9%
Apr-96           2.9%       2.9%
May-96           2.9%       2.9%
Jun-96           2.8%       2.9%
Jul-96           3.0%       2.9%
Aug-96           2.9%       2.9%
Sep-96           3.0%       2.9%
Oct-96           3.0%       3.0%
Nov-96           3.3%       3.0%
Dec-96           3.3%       3.0%
Jan-97           3.0%       2.8%
Feb-97           3.0%       2.8%
Mar-97           2.8%       2.8%
Apr-97           2.5%       2.8%
May-97           2.2%       2.8%
Jun-97           2.3%       2.8%


Source: Bloomberg L.P.

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1997 SEMI-ANNUAL REPORT (CONTINUED)
ECONOMIC HIGHLIGHTS
--------------------------------------------------------------------------------
                                             . Large cap domestic stocks, as
                                               represented by the S&P 500,
                                               were clearly the strongest
                                               performing asset class,
                                               achieving a 20.6% return during
                                               the six month reporting period.
     [GRAPH OF TOTAL RETURN PERFORMANCE:     . Although positive, domestic
         GROWTH OF A DOLLAR INVESTED           small cap stock and
                APPEARS HERE]                  international stock total
                                               returns both lagged the S&P 500
                                               Index with six month returns of
                                               12.5% and 13.6%, respectively.
                                             . Bond total returns, as
                                               represented by the Lehman
                                               General U.S. Government Index,
                                               were 2.6% for the period.

Plot Points
                         Growth of a $ Investment
                         S&P 500                Schwab Small Cap In     Schwab International I   Lehman MF General
                         $               1.000  $             1.000     $                1.000    $          1.000
                 Jan-97  $               1.062  $             1.024     $                0.967    $          1.001
                 Feb-97  $               1.071  $             0.999     $                0.983    $          1.003
                 Mar-97  $               1.027  $             0.950     $                0.990    $          0.992
                 Apr-97  $               1.088  $             0.953     $                1.000    $          1.006
                 May-97  $               1.154  $             1.069     $                1.074    $          1.015
                 Jun-97  $              1.2060  $            1.1248     $               1.1363    $         1.0262



                                             . The price earnings ratio for
                                               the S&P 500 was 23.9 at the
                                               close of the reporting period,
                                               well above its 30-year mean of
                                               14.7, but below its 1992 high
                                               of 26.
     [GRAPH OF S&P 500 PRICE EARNINGS        . Based on other traditional
            RATIO APPEARS HERE]                measures such as the price-to-
                                               book value ratio or dividend
S&P 500 P/E Ratio                              yield, the U.S. stock market
Source Bloomberg                               valuation, as measured by the
                                               S&P 500, reached historical
S&P 500 Price Earnings Ratio                   highs during the reporting
Jan-90          14.37                          period.
Feb-90          14.21
Mar-90          14.77
Apr-90          14.82
May-90          15.84
Jun-90          16.66
Jul-90          16.65
Aug-90          15.57
Sep-90          14.90
Oct-90          14.36
Nov-90          14.59
Dec-90          15.19
Jan-91          14.95
Feb-91          16.82
Mar-91          17.48
Apr-91          17.85
May-91          17.92
Jun-91          17.96
Jul-91          18.07
Aug-91          19.72
Sep-91          19.88
Oct-91          19.92
Nov-91          21.02
Dec-91          21.85
Jan-92          23.35
Feb-92          23.83
Mar-92          25.45
Apr-92          25.51
May-92          25.71
Jun-92          25.08
Jul-92          25.61
Aug-92          25.50
Sep-92          24.37
Oct-92          23.94
Nov-92          24.08
Dec-92          24.01
Jan-93          24.20
Feb-93          24.25
Mar-93          24.22
Apr-93          23.20
May-93          23.21
Jun-93          22.58
Jul-93          22.52
Aug-93          23.02
Sep-93          23.74
Oct-93          23.97
Nov-93          22.55
Dec-93          23.55
Jan-94          22.98
Feb-94          21.17
Mar-94          20.34
Apr-94          20.10
May-94          20.16
Jun-94          19.76
Jul-94          18.64
Aug-94          18.90
Sep-94          18.26
Oct-94          17.55
Nov-94          16.58
Dec-94          16.98
Jan-95          16.23
Feb-95          16.20
Mar-95          16.50
Apr-95          16.02
May-95          16.43
Jun-95          16.82
Jul-95          16.55
Aug-95          16.18
Sep-95          16.86
Oct-95          16.18
Nov-95          17.14
Dec-95          17.41
Jan-96          18.11
Feb-96          18.56
Mar-96          18.94
Apr-96          19.16
May-96          19.48
Jun-96          19.30
Jul-96          18.31
Aug-96          18.62
Sep-96          19.75
Oct-96          19.60
Nov-96          21.05
Dec-96          20.70
Jan-97          20.55
Feb-97          20.98
Mar-97          19.87
Apr-97          20.24
May-97          21.43
Jun-97          22.45


                                             . Although short-term rates were
                                               relatively stable during the
                                               first quarter of 1991, the
                                               spread between commercial paper
     [GRAPH OF 1997 YIELDS ON 90-DAY           and U.S. Treasury bill yields
       COMMERCIAL PAPER AND 3-MONTH            widened significantly during
       TREASURY BILLS APPEARS HERE]            the second quarter. This
                                               widening, making Treasury bill
Interest Rate Graph Data                       yields relatively less
Source:  Bloomberg L.P.                        attractive than commercial
                                               paper yields, was a result of
                        90 Day                 the reduced U.S. Treasury bill
           90 Day      Commercial              supply, caused by unexpectedly
           T-Bill       Paper                  large April federal tax
          ----------------------               receipts, which led to lower
 1/2/97     5.18%       5.47%                  government financing needs.
 1/3/97     5.16%       5.46%
 1/6/97     5.17%       5.45%
 1/7/97     5.15%       5.45%
 1/8/97     5.15%       5.45%
 1/9/97     5.12%       5.44%
1/10/97     5.16%       5.48%
1/13/97     5.17%       5.50%
1/14/97     5.16%       5.48%
1/15/97     5.14%       5.46%
1/16/97     5.16%       5.45%
1/17/97     5.15%       5.44%
1/20/97     5.15%       5.44%
1/21/97     5.15%       5.45%
1/22/97     5.16%       5.44%
1/23/97     5.16%       5.44%
1/24/97     5.16%       5.44%
1/27/97     5.19%       5.45%
1/28/97     5.19%       5.45%
1/29/97     5.17%       5.45%
1/30/97     5.17%       5.45%
1/31/97     5.15%       5.45%
 2/3/97     5.11%       5.44%
 2/4/97     5.13%       5.44%
 2/5/97     5.12%       5.43%
 2/6/97     5.13%       5.42%
 2/7/97     5.12%       5.40%
2/10/97     5.13%       5.40%
2/11/97     5.14%       5.40%
2/12/97     5.14%       5.40%
2/13/97     5.12%       5.39%
2/14/97     5.08%       5.38%
2/17/97     5.09%       5.38%
2/18/97     5.09%       5.38%
2/19/97     5.10%       5.38%
2/20/97     5.08%       5.37%
2/21/97     5.09%       5.37%
2/24/97     5.11%       5.37%
2/25/97     5.15%       5.37%
2/26/97     5.18%       5.39%
2/27/97     5.20%       5.44%
2/28/97     5.22%       5.45%
 3/3/97     5.23%       5.43%
 3/4/97     5.23%       5.46%
 3/5/97     5.19%       5.46%
 3/6/97     5.21%       5.46%
 3/7/97     5.21%       5.48%
3/10/97     5.19%       5.41%
3/11/97     5.17%       5.45%
3/12/97     5.19%       5.46%
3/13/97     5.23%       5.47%
3/14/97     5.23%       5.48%
3/17/97     5.25%       5.50%
3/18/97     5.29%       5.52%
3/19/97     5.29%       5.53%
3/20/97     5.34%       5.57%
3/21/97     5.40%       5.65%
3/24/97     5.38%       5.66%
3/25/97     5.39%       5.68%
3/26/97     5.34%       5.70%
3/27/97     5.37%       5.71%
3/28/97     5.37%       5.75%
3/31/97     5.32%       5.77%
 4/1/97     5.30%       5.72%
 4/2/97     5.29%       5.71%
 4/3/97     5.25%       5.70%
 4/4/97     5.27%       5.70%
 4/7/97     5.27%       5.70%
 4/8/97     5.23%       5.69%
 4/9/97     5.22%       5.69%
4/10/97     5.29%       5.68%
4/11/97     5.28%       5.70%
4/14/97     5.29%       5.73%
4/15/97     5.29%       5.71%
4/16/97     5.29%       5.71%
4/17/97     5.29%       5.70%
4/18/97     5.28%       5.70%
4/21/97     5.26%       5.70%
4/22/97     5.32%       5.70%
4/23/97     5.34%       5.70%
4/24/97     5.30%       5.70%
4/25/97     5.31%       5.72%
4/28/97     5.30%       5.74%
4/29/97     5.26%       5.72%
4/30/97     5.23%       5.72%
 5/1/97     5.21%       5.71%
 5/2/97     5.22%       5.70%
 5/5/97     5.11%       5.70%
 5/6/97     5.17%       5.69%
 5/7/97     5.22%       5.70%
 5/8/97     5.21%       5.71%
 5/9/97     5.16%       5.69%
5/12/97     5.15%       5.69%
5/13/97     5.20%       5.69%
5/14/97     5.16%       5.69%
5/15/97     5.11%       5.70%
5/16/97     5.18%       5.70%
5/19/97     5.30%       5.72%
5/20/97     5.20%       5.77%
5/21/97     5.12%       5.69%
5/22/97     5.17%       5.67%
5/23/97     5.16%       5.66%
5/26/97     5.16%       5.66%
5/27/97     5.11%       5.66%
5/28/97     5.13%       5.67%
5/29/97     5.01%       5.67%
5/30/97     4.94%       5.68%
 6/2/97     4.84%       5.68%
 6/3/97     5.07%       5.67%
 6/4/97     5.07%       5.67%
 6/5/97     5.11%       5.67%
 6/6/97     5.04%       5.69%
 6/9/97     5.03%       5.68%
6/10/97     5.03%       5.67%
6/11/97     4.96%       5.67%
6/12/97     4.95%       5.66%
6/13/97     4.96%       5.64%
6/16/97     4.97%       5.64%
6/17/97     5.04%       5.64%
6/18/97     5.07%       5.64%
6/19/97     5.07%       5.64%
6/20/97     5.06%       5.64%
6/23/97     5.15%       5.63%
6/24/97     5.18%       5.63%
6/25/97     5.10%       5.63%
6/26/97     5.12%       5.63%
6/27/97     5.14%       5.63%
6/30/97     5.17%       5.63%

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1997 SEMI-ANNUAL REPORT (CONTINUED)
ECONOMIC HIGHLIGHTS
-------------------------------------------------------------------------------

SCHWAB MONEY MARKET PORTFOLIO

 STEPHEN B. WARD--Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as Vice President and Port-folio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was a Vice President and Portfolio Manager at Federated Investors.

 ANDREA REGAN--Vice President and Senior Portfolio Manager, has managed the Schwab Money Market Portfolio since its inception in May 1994. Andrea joined CSIM in 1991 as Portfolio Manager and was promoted to her current position in December 1996. Prior to joining CSIM, Andrea was Vice President and Manager of Trading for Merus Capital Management, the investment management division of Bank of California.

 AMY TREANOR--Portfolio Manager, has day-to-day portfolio management responsi-bilities for the Schwab Money Market Portfolio. Amy joined CSIM in 1992 as As-sociate Portfolio Trader and was promoted to her current position in May 1997. Prior to joining CSIM, Amy was Portfolio Manager and Assistant Vice President with Capitalcorp Asset Management.

 During the reporting period, the portfolio managers adjusted the dollar-weighted average maturity (DWAM) of the Portfolio as needed in order to capi-talize on opportunities to buy higher-yielding money market instruments re-sulting from market fluctuations. For example, while most economists had accu-rately predicted the 0.25% increase in the Federal Funds rate prior to the Federal Open Market Committee meeting held on March 25, 1997, the short-term market, on the other hand, had "priced in" or anticipated an even larger in-crease. We believed the likelihood of an increase greater than 0.25% was fairly remote, and seized the opportunity to add securities with longer matu-rities (and higher yields) to the Portfolio throughout the month of March. We maintained a slightly longer DWAM throughout the end of the reporting period in the Portfolio. Additionally, the Portfolio continued to take advantage of anomalies in the pricing of money market instruments that arose from supply and demand imbalances affecting the market.

SCHWAB S&P 500 PORTFOLIO

 STEPHEN B. WARD--Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the portfolios. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was a Vice Pres-ident and Portfolio Manager at Federated Investors.

 GERI HOM--Senior Portfolio Manager and Vice President has managed the S&P 500 Portfolio since its inception in November 1996. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages over $5 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

 During the reporting period, most major domestic equity market indices, in-cluding the S&P 500 Index, reached new highs. Using most traditional measures, such as price-to-book value and dividend yield, many major market indices re-main valued near their historic highs. Although there are many contributing factors, most market observers attribute the market's strong performance to four key developments: the third straight year of impressive corporate earn-ings growth; a continuation of relatively moderate short- and long-term inter-est rates; low levels of inflation, and continued high levels of cash flowing into equity mutual funds.

 As discussed in the Market Overview section, large cap domestic stocks (such as those in the S&P 500 Index) were clearly a strong performing asset class for the reporting period. The S&P 500 Portfolio achieved a very strong total return of 19.94% for the six month reporting period ended June 30, 1997/1/. The Portfolio continued to closely track the performance of its benchmark, the S&P 500 Index.

 Unlike the Portfolio, the Index does not incur management and other Portfolio costs which reduce returns to the shareholders. Additionally, the Portfolio, unlike the Index, holds a small portion in cash to meet shareholder redemp-tions and to pay Fund expenses. The cash portion earns interest at money mar-ket rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security
-------
(1) A portion of the Portfolio's expenses were waived or reimbursed by CSIM. Without the waivers or reimbursements, the Portfolio's total return for the period ended would have been 19.66%.

                                 -------------

                                 -------------
SCHWAB ANNUITY PORTFOLIOS
JUNE 30, 1997 SEMI-ANNUAL REPORT (CONTINUED)
ECONOMIC HIGHLIGHTS
-------------------------------------------------------------------------------
in the Portfolio can be greater or less than in the Index. Lastly, unlike the Index, the Portfolio incurs trading costs when it buys or sells stocks.

 Taken together, these factors cause the difference in the returns of the Portfolio compared to the Index, a difference referred to as the Portfolio's "tracking error." The tracking error for the Portfolio during the reporting period was 0.66%, and its average annual tracking error since November 1, 1996, the Portfolio's inception, has been 0.84%. Given the Portfolio's current ratio of expenses to average net assets (0.28%),/1/ and the components of tracking error (as discussed above), we are satisfied with this level of tracking error.

SCHWAB ASSET DIRECTOR--HIGH GROWTH PORTFOLIO

 STEPHEN B. WARD--Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Portfolios. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was a Vice Pres-ident and Portfolio Manager at Federated Investors.

 GERI HOM--Senior Portfolio Manager and Vice President has managed the equity components of the Schwab Asset Director--High Growth Portfolio since its in-ception in November 1996. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages over $5 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

 ANDREA REGAN--Vice President and Senior Portfolio Manager, has managed the bond and cash components of the Schwab Asset Director--High Growth Portfolio since its inception in November 1996. Andrea joined CSIM in 1991 as Portfolio Manager and was promoted to her current position in December 1996. Prior to joining CSIM, Andrea was Vice President and Manager of Trading for Merus Capi-tal Management, the investment management division of Bank of California.

 The Asset Director--High Growth Portfolio participated in the strong perfor-mance of the domestic and foreign equities markets as evidenced by its total return of 14.59%/2/ for the six month period.

 The Portfolio's asset class weightings changed very little throughout the six month period and were as follows at the close of the reporting period:

                                                           NEUTRAL FUND POSITION
                                                           TARGET   AT 6/30/97
                                                           ------- -------------
Large Cap Stocks..........................................   40%       33.5%
Small Cap Stocks..........................................   20%       19.6%
International Stocks......................................   20%       20.5%
Bonds.....................................................   15%       20.5%
Cash......................................................    5%        5.9%
                                                            ----       -----
                                                            100%        100%

 This positioning represents a moderate under-weighting in stocks, and a mod-erate over-weighting in bonds, which reflects the period-end bias of our tac-tical asset allocation model that stocks were somewhat overvalued relative to bonds. Rather than emphasizing any particular stocks, industries, or styles, the portfolio managers use an index oriented approach in each of the Portfo-lio's five asset categories.
-------
(1) The Portfolio's total operating expenses are voluntarily guaranteed not to exceed 0.28% of average daily net assets, through April 30, 1998.
(2) A portion of the Portfolio's expenses were waived or reimbursed during the period. Without these waivers or reimbursements, the Portfolio's total re-turn for the period ended would have been 13.62%.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
PORTFOLIO SUMMARY
                                  ASSET GROWTH

                                                                                  PERCENTAGE
          TOTAL                          TOTAL                                    GROWTH OVER
       NET ASSETS                      NET ASSETS                                  REPORTING
      AS OF 6/30/97                  AS OF 12/31/96                                 PERIOD
     ----------------------------------------------------------------------------------------
      $36,176,668                     $27,430,633                                     32%
     ----------------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED
                                 JUNE 30, 1997*

         LAST                          LAST                                         LAST
      SEVEN DAYS                   THREE MONTHS                                 TWELVE MONTHS
     ----------------------------------------------------------------------------------------
        5.08%                         5.05%                                         4.92%
     ----------------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

       MATURITY RANGE        9/30/96           12/31/96           3/31/97           6/30/97
     --------------------------------------------------------------------------------------
        0-- 15 Days            10.3%             20.4%              27.1%             28.2%
       16-- 30 Days            38.1              46.1               26.0              29.3
       31-- 60 Days            18.7              25.7               31.7              13.7
       61-- 90 Days            16.7               0.1                6.3              11.3
       91--120 Days            16.2               7.7                3.9               5.6
      Over 120 Days             0.0               0.0                5.0              11.9
      Weighted Average       47 Days           35 Days            39 Days           52 Days
     --------------------------------------------------------------------------------------

                               PORTFOLIO QUALITY

                                               PERCENT OF
                      SEC TIER                 NET ASSETS
                       RATING                   6/30/97
                      -----------------------------------
                      Tier 1                       100.0%
                      Tier 2                         0.0%
                      -----------------------------------

-------
* A portion of the Portfolio's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

AGENCY OBLIGATIONS--80.1%                                    PAR        VALUE

--------------------------------------------------------------------------------
DISCOUNT NOTES--80.1%
Federal Farm Credit Bank
 5.41%, 07/15/97......................................... $1,145,000 $ 1,142,596
 5.62%, 07/21/97.........................................  1,415,000   1,410,661
 5.59%, 07/22/97.........................................  1,000,000     996,780
 5.55%, 07/23/97.........................................  1,025,000   1,021,574
 5.48%, 07/31/97.........................................  1,495,000   1,488,223
 5.42%, 09/02/97.........................................    630,000     624,179
Federal Home Loan Bank
 5.59%, 07/03/97.........................................    525,000     524,839
 5.43%, 07/17/97.........................................  2,250,000   2,244,619
 5.44%, 07/18/97.........................................  1,500,000   1,496,161
 5.47%, 07/25/97.........................................  1,555,000   1,549,350
 5.45%, 08/13/97.........................................    675,000     670,638
 5.50%, 08/25/97.........................................  1,175,000   1,165,234
Federal Home Loan Mortgage Corp.
 5.60%, 07/03/97.........................................  1,000,000     999,693
 5.45%, 07/07/97.........................................    855,000     854,226
 5.56%, 07/15/97.........................................  1,770,000   1,766,228
 5.46%, 07/18/97.........................................    365,000     364,064
 5.53%, 08/27/97.........................................  1,315,000   1,303,642
 5.82%, 10/02/97.........................................    485,000     477,908
 5.73%, 10/02/97.........................................  1,000,000     985,611
Federal National Mortgage Assoc.
 5.59%, 07/07/97.........................................  1,955,000   1,953,192
 5.46%, 07/07/97.........................................    500,000     499,547
 5.61%, 07/10/97.........................................  1,845,000   1,842,449
 5.53%, 07/10/97.........................................    345,000     344,527
 5.59%, 07/18/97.........................................  1,255,000   1,251,729
 5.51%, 09/19/97.........................................    755,000     745,890
 5.75%, 10/02/97.........................................    500,000     492,780
                                                                     -----------
TOTAL AGENCY OBLIGATIONS (Cost $28,216,340)..............             28,216,340
                                                                     -----------


                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

U.S. TREASURY OBLIGATIONS--19.9%                             PAR        VALUE

--------------------------------------------------------------------------------
U.S. Treasury Bills
 5.19%, 08/21/97.........................................    195,000 $   193,586
 5.15%, 09/25/97.........................................    120,000     118,548
U.S. Treasury Notes
 6.00%, 08/31/97.........................................  2,500,000   2,500,619
 6.00%, 11/30/97.........................................  2,000,000   2,003,648
 5.13%, 02/28/98.........................................  2,200,000   2,192,307
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,008,708)........              7,008,708
                                                                     -----------
TOTAL INVESTMENTS--100% (Cost $35,225,048)...............            $35,225,048
                                                                     ===========

-------
Notes to Schedule of Investments

 Yields shown are effective yields at the time of purchase and are stated ac-cording to the market convention for the security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS
 Investments, at value (Cost: $35,225,048)........................ $35,225,048
 Cash.............................................................       3,471
 Interest receivable..............................................      97,985
 Receivable for Fund shares sold..................................   1,023,378
 Deferred organization costs......................................      14,245
 Prepaid expenses.................................................      18,642
                                                                   -----------
  Total assets....................................................  36,382,769
                                                                   -----------
LIABILITIES
Payable for:
 Dividends........................................................      24,884
 Fund shares redeemed.............................................     140,891
 Investment advisory fee..........................................       1,671
 Other............................................................      38,655
                                                                   -----------
  Total liabilities...............................................     206,101
                                                                   -----------
 Net assets applicable to outstanding shares...................... $36,176,668
                                                                   ===========
NET ASSETS consist of:
 Paid-in-capital.................................................. $36,178,074
 Accumulated net realized loss on investments sold................      (1,406)
                                                                   -----------
                                                                   $36,176,668
                                                                   ===========
PRICING OF SHARES
 Outstanding shares, $0.00001 par value (unlimited shares
  authorized).....................................................  36,178,074
 NET ASSET VALUE, offering and redemption price per share......... $      1.00

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
INTEREST INCOME....................................................... $894,314
                                                                       --------
EXPENSES
 Investment advisory and administration fee...........................   75,374
 Custodian fees.......................................................   13,406
 Registration fees....................................................        0
 Professional fees....................................................   24,168
 Shareholder reports..................................................    5,778
 Trustees' fees.......................................................    5,335
 Amortization of deferred organization costs..........................    3,801
 Insurance and other expenses.........................................    2,693
                                                                       --------
                                                                        130,555
Less: expenses reduced and absorbed (see Note 4)......................  (48,626)
                                                                       --------
  Total expenses incurred by Fund.....................................   81,929
                                                                       --------
Net investment income.................................................  812,385
Net realized loss on investments sold.................................     (689)
                                                                       --------
Increase in net assets resulting from operations...................... $811,696
                                                                       ========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
                                                      JUNE 30,      YEAR ENDED
                                                        1997       DECEMBER 31,
                                                    (UNAUDITED)        1996
                                                  ---------------- ------------
OPERATIONS
 Net investment income..........................    $    812,385   $  1,094,918
 Net realized loss on investments sold..........            (689)          (655)
                                                    ------------   ------------
 Increase in net assets resulting from
  operations....................................         811,696      1,094,263
                                                    ------------   ------------
 Dividends to shareholders from net investment
  income........................................        (812,385)    (1,094,918)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
 Proceeds from shares sold......................      55,800,450     71,617,183
 Net asset value of shares issued in
  reinvestment of dividends.....................         909,534      1,053,350
 Less payments for shares redeemed..............     (47,963,260)   (62,151,677)
                                                    ------------   ------------
 Increase in net assets from capital share
  transactions..................................       8,746,724     10,518,856
                                                    ------------   ------------
  Total increase in net assets..................       8,746,035     10,518,201

NET ASSETS
 Beginning of period............................      27,430,633     16,912,432
                                                    ------------   ------------
 End of period..................................    $ 36,176,668   $ 27,430,633
                                                    ============   ============

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

1. DESCRIPTION OF THE FUND

 The Schwab Money Market Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end investment manage-ment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments are stated at amortized cost which approxi-mates market value.

 Security transactions and interest income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued daily and includes amortiza-tion of premium and accretion of discount on investments.

 Repurchase agreements--Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government obligations. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

 Dividends to shareholders--The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund are amortized on a straight-line basis over a five-year pe-riod from the Fund's commencement of operations.

 Expenses--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allo-cated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has an investment advisory and administration agreement with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion and 0.34% of such net as-sets over $20 billion. The Investment Manager has reduced a portion of its fees for the six months ended June 30, 1997 (see Note 4).

 Officers and trustees--Certain officers and trustees of the Trust are also officers or directors of the Investment Manager. During the six months ended June 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $5,335 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

 The Investment Manager reduced a portion of its fee and absorbed certain ex-penses in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended June 30, 1997, the total of such fees and ex-penses reduced and absorbed by the Investment Manager was $48,626 (see Note
6).

5. INVESTMENT TRANSACTIONS

 Purchases, sales and maturities of investment securities aggregated $119,915,880 and $111,691,993, respectively, during the six months ended June 30, 1997.

                                 -------------

                                 -------------
SCHWAB MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FINANCIAL HIGHLIGHTS

 For a share outstanding throughout each period:

                           SIX MONTHS
                              ENDED      YEAR ENDED DECEMBER 31,   PERIOD ENDED
                          JUNE 30, 1997  ------------------------  DECEMBER 31,
                           (UNAUDITED)      1996         1995         1994++
                          -------------  -----------  -----------  ------------
Net asset value at
 beginning of period....         $1.00         $1.00        $1.00        $1.00
                           -----------   -----------  -----------   ----------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..          0.03          0.05         0.05         0.03
 Net realized and
  unrealized gain on
  investments...........           --            --           --           --
                           -----------   -----------  -----------   ----------
 Total from investment
  operations............          0.03          0.05         0.05         0.03
                           -----------   -----------  -----------   ----------
LESS DISTRIBUTIONS
 Dividends from net
  investment income.....         (0.03)        (0.05)       (0.05)       (0.03)
 Distributions from
  realized gain on
  investments...........           --            --           --           --
                           -----------   -----------  -----------   ----------
 Total distributions....         (0.03)        (0.05)       (0.05)       (0.03)
                           -----------   -----------  -----------   ----------
Net asset value at end
 of period..............         $1.00         $1.00        $1.00        $1.00
                           ===========   ===========  ===========   ==========
TOTAL RETURN (not
 annualized)............          2.48%         4.98%        5.26%        2.55%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period................   $36,176,668   $27,430,633  $16,912,432   $7,409,454
 Ratio of expenses to
  average net assets+...          0.50%*        0.50%        0.50%        0.50%*
 Ratio of net investment
  income to average net
  assets+...............          4.96%*        4.87%        5.17%        4.16%*

-------
+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and ab-sorbed by the Investment Manager. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to
  average net assets....          0.80%*        0.95%        1.02%        2.10%*
 Ratio of net investment
  income to average net
  assets................          4.66%*        4.42%        4.65%        2.56%*

++For the period May 3, 1994 (commencement of operations) to December 31,
  1994.
* Annualized

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCK--98.64%                                       SHARES      VALUE

-------------------------------------------------------------------------------
AEROSPACE/DEFENSE--1.91%
BFGoodrich Co. ..........................................       200 $     8,663
Boeing Co. ..............................................     2,016     106,974
General Dynamics Corp. ..................................       200      15,000
Lockheed Martin Corp. ...................................       500      51,781
McDonnell Douglas Corp. .................................       600      41,100
Northrop Grumman Corp. ..................................       300      26,344
Raytheon Co. ............................................       600      30,600
Textron, Inc. ...........................................       400      26,550
United Technologies Corp. ...............................       800      66,400
                                                                    -----------
                                                                        373,412
                                                                    -----------
AIR TRANSPORTATION--0.34%
AMR Corp.+...............................................       400      37,000
Delta Airlines, Inc. ....................................       200      16,400
Southwest Airlines Co. ..................................       400      10,350
USAir Group, Inc.+.......................................       100       3,500
                                                                    -----------
                                                                         67,250
                                                                    -----------
ALCOHOLIC BEVERAGES--0.61%
Adolph Coors Co. Class B.................................       100       2,663
Anheuser-Busch Companies, Inc. ..........................     1,400      58,712
Brown-Forman Corp. Class B...............................       300      14,644
Seagram Co., Ltd. .......................................     1,100      44,275
                                                                    -----------
                                                                        120,294
                                                                    -----------
APPAREL--0.51%
Fruit of the Loom, Inc. Class A+.........................       100       3,100
Liz Claiborne, Inc. .....................................       300      13,988
NIKE, Inc. Class B.......................................       900      52,537
Reebok International Ltd.+...............................       100       4,675
Russell Corp. ...........................................       100       2,963
Springs Industries, Inc. ................................       100       5,275
Stride Rite Corp. .......................................       100       1,288
V.F. Corp. ..............................................       200      16,949
                                                                    -----------
                                                                        100,775
                                                                    -----------
AUTOMOTIVE PRODUCTS--0.19%
Autoliv, Inc.+...........................................       102       3,991
Cooper Tire & Rubber Co. ................................       100       2,200
Goodyear Tire & Rubber Co. ..............................       500      31,656
                                                                    -----------
                                                                         37,847
                                                                    -----------
BANKS--7.91%
Banc One Corp. ..........................................     1,700      82,344
Bank of New York Co., Inc. ..............................     1,100      47,850
BankAmerica Corp. .......................................     2,000     129,124

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCK (CONTINUED)                                   SHARES      VALUE

-------------------------------------------------------------------------------
BANKS (CONTINUED)
BankBoston Corp. ........................................       500 $    36,031
Bankers Trust New York Corp. ............................       200      17,400
Barnett Banks, Inc. .....................................       600      31,500
Chase Manhattan Corp. (New)..............................     1,300     126,181
Citicorp.................................................     1,300     156,730
Comerica, Inc. ..........................................       400      27,200
CoreStates Financial Corp. ..............................       600      32,250
Fifth Third Bancorp......................................       400      32,813
First Bank System, Inc. .................................       500      42,688
First Chicago NBD Corp. .................................       900      54,450
First Union Corp. .......................................       900      83,250
Fleet Financial Group, Inc. .............................       700      44,275
J.P. Morgan & Co., Inc. .................................       500      52,188
KeyCorp, Inc. ...........................................       600      33,525
MBNA Corp. ..............................................       850      31,131
Mellon Bank Corp. .......................................       800      36,100
National City Corp. .....................................       600      31,500
NationsBank Corp. .......................................     1,960     126,420
Norwest Corp. ...........................................     1,100      61,875
PNC Bank Corp. ..........................................       800      33,300
Republic New York Corp. .................................       200      21,500
SunTrust Banks, Inc. ....................................       600      33,038
U.S. Bancorp.............................................       500      32,063
Wachovia Corp. ..........................................       500      29,156
Wells Fargo & Co. .......................................       300      80,850
                                                                    -----------
                                                                      1,546,732
                                                                    -----------
BUSINESS MACHINES & SOFTWARE--8.38%
3COM Corp.+..............................................     1,100      49,500
Adobe Systems, Inc.+.....................................       200       7,013
Amdahl Corp.+............................................       100         875
Apple Computer, Inc.+....................................       300       4,275
Autodesk, Inc. ..........................................       100       3,831
Bay Networks, Inc.+......................................       600      15,938
Cabletron Systems, Inc.+.................................       700      19,819
Ceridian Corp.+..........................................       300      12,675
Cisco Systems, Inc.+.....................................     1,800     120,824
Compaq Computer Corp.+...................................       900      89,325
Computer Associates International, Inc. .................     1,000      55,688
Computer Sciences Corp.+.................................       200      14,425
Data General Corp.+......................................       100       2,600
Dell Computer Corp.+.....................................       500      58,719
Digital Equipment Corp.+.................................       500      17,719
EMC Corp.+...............................................       600      23,400
Hewlett-Packard Co. .....................................     2,900     162,399

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCKS (CONTINUED)                                  SHARES      VALUE

-------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE (CONTINUED)
Honeywell, Inc. .........................................       400 $    30,350
Intergraph Corp.+........................................       100         850
International Business Machines Corp. ...................     2,700     243,505
Microsoft Corp.+.........................................     3,300     417,037
Novell, Inc.+............................................       800       5,550
Oracle Systems Corp.+....................................     1,900      95,712
Parametric Technology Corp.+.............................       400      17,025
Pitney Bowes, Inc. ......................................       400      27,800
Seagate Technology, Inc.+................................       600      21,113
Silicon Graphics, Inc.+..................................       400       6,000
Sun Microsystems, Inc.+..................................       900      33,497
Tandem Computers, Inc.+..................................       100       2,025
Unisys Corp.+............................................       100         763
Xerox Corp. .............................................     1,000      78,875
                                                                    -----------
                                                                      1,639,127
                                                                    -----------
BUSINESS SERVICES--1.58%
Automatic Data Processing, Inc.  ........................       800      37,599
Browning-Ferris Industries, Inc. ........................       700      23,275
Cognizant Corp. .........................................       500      20,250
Deluxe Corp. ............................................       100       3,413
Dun & Bradstreet Corp. ..................................       400      10,500
Ecolab, Inc. ............................................       100       4,775
Equifax, Inc.+...........................................       400      14,875
First Data Corp. ........................................     1,300      57,118
H & R Block, Inc. .......................................       300       9,675
IKON Office Solutions....................................       400       9,975
Interpublic Group of Companies, Inc. ....................       200      12,263
John H. Harland Co. .....................................       100       2,281
Laidlaw, Inc. Class B....................................       800      11,050
Moore Corp. Ltd. ........................................       200       3,938
National Service Industries, Inc. .......................       100       4,869
R.R. Donnelley & Sons Co. ...............................       300      10,988
Safety-Kleen Corp. ......................................       100       1,688
Service Corp. International..............................       600      19,725
Shared Medical Systems Corp. ............................       100       5,400
SUPERVALU, Inc. .........................................       100       3,450
Waste Management Inc. (New)..............................     1,300      41,762
                                                                    -----------
                                                                        308,869
                                                                    -----------
CHEMICAL--3.36%
Air Products & Chemicals, Inc. ..........................       400      32,500
Dow Chemical Co. ........................................       700      60,988
E.I. du Pont de Nemours & Co. ...........................     3,200     201,199
Eastman Chemical Co. ....................................       200      12,700
Great Lakes Chemical Corp. ..............................       100       5,238

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCK (CONTINUED)                                   SHARES      VALUE

-------------------------------------------------------------------------------
CHEMICAL (CONTINUED)
Hercules, Inc. ..........................................       200 $     9,575
Minnesota Mining & Manufacturing Co. ....................     1,200     122,399
Monsanto Co. ............................................     1,600      68,899
Morton International Inc. New............................       300       9,056
Nalco Chemical Co. ......................................       100       3,863
PPG Industries, Inc. ....................................       500      29,063
Praxair, Inc. ...........................................       500      28,000
Rohm & Haas Co. .........................................       200      18,013
Sigma-Aldrich Corp. .....................................       300      10,519
Union Carbide Corp. .....................................       400      18,825
W.R. Grace & Co. ........................................       500      27,563
                                                                    -----------
                                                                        658,400
                                                                    -----------
CONSTRUCTION--0.32%
Armstrong World Industries, Inc. ........................       100       7,338
Centex Corp. ............................................       100       4,063
Crane Co. ...............................................       100       4,181
Fluor Corp. .............................................       200      11,038
Kaufman & Broad Home Corp. ..............................       100       1,756
Owens Corning............................................       100       4,313
Pulte Corp. .............................................       100       3,456
Sherwin-Williams Co. ....................................       600      18,524
Stanley Works............................................       200       8,000
                                                                    -----------
                                                                         62,669
                                                                    -----------
CONSUMER--DURABLE--0.33%
Black & Decker Corp. ....................................       200       7,438
Masco Corp. .............................................       500      20,874
Maytag Corp. ............................................       200       5,225
Newell Co. ..............................................       400      15,850
Snap-on, Inc. ...........................................       100       3,938
Whirlpool Corp. .........................................       200      10,913
                                                                    -----------
                                                                         64,238
                                                                    -----------
CONSUMER--NONDURABLE--1.10%
American Greetings Corp. Class A.........................       100       3,713
Corning, Inc. ...........................................       600      33,375
Darden Restaurants, Inc. ................................       100         906
Fortune Brands, Inc. ....................................       500      18,656
Hasbro, Inc. ............................................       250       7,094
Jostens, Inc. ...........................................       100       2,675
Mattel, Inc. ............................................       900      30,488
McDonald's Corp. ........................................     1,900      91,793
Rubbermaid, Inc. ........................................       400      11,900
Wendy's International, Inc. .............................       600      15,563
                                                                    -----------
                                                                        216,163
                                                                    -----------

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCKS (continued)                                  SHARES      VALUE

-------------------------------------------------------------------------------
CONTAINERS--0.15%
Ball Corp. ..............................................       100 $     3,006
Bemis Co., Inc. .........................................       100       4,325
Crown Cork & Seal Co., Inc. .............................       400      21,376
Stone Container Corp.+...................................       100       1,431
                                                                    -----------
                                                                         30,138
                                                                    -----------
ELECTRONICS--4.34%
Advanced Micro Devices, Inc.+............................       300      10,800
AMP, Inc. ...............................................       700      29,225
Applied Materials, Inc.+.................................       500      35,406
EG&G, Inc. ..............................................       100       2,250
General Instrument Corp.+................................       400      10,000
General Signal Corp. ....................................       100       4,363
Harris Corp. ............................................       100       8,400
Intel Corp. .............................................     2,400     340,349
LSI Logic Corp.+.........................................       400      12,800
Lucent Technologies, Inc. ...............................     1,800     129,713
Micron Technology, Inc.+.................................       600      23,963
Motorola, Inc. ..........................................     1,600     121,600
National Semiconductor Corp.+............................       400      12,250
Perkin Elmer Corp. ......................................       100       7,956
Rockwell International Corp. (New).......................       600      35,400
Scientific-Atlanta, Inc. ................................       100       2,188
Tektronix, Inc. .........................................       100       6,000
Texas Instruments, Inc. .................................       500      42,031
Thermo Electron Corp.+...................................       300      10,313
Thomas & Betts Corp. ....................................       100       5,256
                                                                    -----------
                                                                        850,263
                                                                    -----------
ENERGY--DEVELOPMENT--1.17%
Baker Hughes, Inc. ......................................       300      11,606
Burlington Resources, Inc. ..............................       400      17,650
Dresser Industries, Inc. ................................       500      18,625
Halliburton Co. .........................................       400      31,700
Helmerich & Payne, Inc. .................................       100       5,763
Louisiana Land & Exploration Co. ........................       100       5,713
Occidental Petroleum Corp. ..............................       800      20,050
Rowan Companies, Inc.+...................................       100       2,819
Schlumberger Ltd. .......................................       700      87,499
Union Pacific Resources Group............................       800      19,900
Western Atlas, Inc. .....................................       100       7,325
                                                                    -----------
                                                                        228,650
                                                                    -----------
FOOD--AGRICULTURE--6.45%
Archer-Daniels Midland Co. ..............................     1,400      32,900
Campbell Soup Co. .......................................     1,400      70,000

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
FOOD--AGRICULTURE (CONTINUED)
Coca-Cola Co. ............................................     7,000 $  472,499
ConAgra, Inc. ............................................       600     38,475
CPC International, Inc. ..................................       500     46,156
Fleming Companies, Inc. ..................................       100      1,800
General Mills, Inc. ......................................       500     32,563
H.J. Heinz Co. ...........................................     1,100     50,738
Hershey Foods Corp. ......................................       500     27,656
Kellogg Co. ..............................................       600     51,375
PepsiCo, Inc. ............................................     4,300    161,519
Pioneer Hi-Bred International, Inc. ......................       200     16,000
Quaker Oats Co. ..........................................       400     17,950
Ralston Purina Co. .......................................       300     24,656
Sara Lee Corp. ...........................................     1,400     58,275
SYSCO Corp. ..............................................       500     18,250
Unilever NV...............................................       500    109,000
Whitman Corp. ............................................       200      4,800
Wm. Wrigley Jr. Co. ......................................       400     26,800
                                                                     ----------
                                                                      1,261,412
                                                                     ----------
GOLD--0.31%
Barrick Gold Corp. .......................................     1,000     21,999
Battle Mountain Gold Co.+.................................       200      1,138
Echo Bay Mines Ltd.+......................................       100        575
Homestake Mining Co. .....................................       200      2,613
Newmont Mining Corp. .....................................       486     18,954
Placer Dome, Inc. ........................................     1,000     16,375
                                                                     ----------
                                                                         61,654
                                                                     ----------
HEALTHCARE--11.18%
Abbott Laboratories.......................................     2,100    140,175
Allergan, Inc. ...........................................       100      3,181
ALZA Corp.+...............................................       100      2,900
American Home Products Corp. .............................     1,900    145,350
Amgen, Inc. ..............................................       800     46,500
Bausch & Lomb, Inc. ......................................       100      4,713
Baxter International, Inc. ...............................       700     36,575
Becton, Dickinson & Co. ..................................       400     20,250
Beverly Enterprises, Inc.+................................       200      3,250
Biomet, Inc.+.............................................       200      3,725
Boston Scientific Corp.+..................................       500     30,719
Bristol-Myers Squibb Co. .................................     2,800    226,800
C.R. Bard, Inc. ..........................................       100      3,631
Cardinal Health, Inc.+....................................       400     22,900
Columbia/HCA Healthcare Corp. ............................     1,900     74,694
Eli Lilly & Co. ..........................................     1,600    174,900
Guidant Corp. ............................................       200     17,000

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCK (CONTINUED)                                   SHARES      VALUE

-------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
HealthSouth Corp.+.......................................       900 $    22,444
Humana, Inc.+............................................       300       6,938
Johnson & Johnson........................................     3,800     244,624
Mallinckrodt, Inc. ......................................       100       3,800
Manor Care, Inc. ........................................       100       3,263
Medtronic, Inc. .........................................       700      56,700
Merck & Co., Inc. .......................................     3,400     351,899
Pfizer, Inc. ............................................     1,800     215,100
Pharmacia & Upjohn, Inc. ................................     1,400      48,650
Schering Plough Corp. ...................................     2,000      95,750
St. Jude Medical, Inc.+..................................       300      11,700
Tenet Healthcare Corp.+..................................       900      26,606
U.S. Surgical Corp. .....................................       100       3,725
United Healthcare Co. ...................................       500      26,000
Warner Lambert Co. ......................................       900     111,825
                                                                    -----------
                                                                      2,186,287
                                                                    -----------
HOUSEHOLD PRODUCTS--2.93%
Alberto-Culver Co. Class B...............................       200       5,600
Avon Products, Inc. .....................................       400      28,225
Clorox Co. ..............................................       200      26,400
Colgate-Palmolive Co. ...................................       800      52,200
Gillette Co. ............................................     1,600     151,600
International Flavors & Fragrances, Inc. ................       400      20,200
Procter & Gamble Co. ....................................     2,000     282,500
Tupperware Corp. ........................................       200       7,300
                                                                    -----------
                                                                        574,025
                                                                    -----------
IMAGING & PHOTO--0.38%
Eastman Kodak Co. .......................................       900      69,075
Polaroid Corp. ..........................................       100       5,550
                                                                    -----------
                                                                         74,625
                                                                    -----------
INSURANCE--4.06%
Aegon NV+................................................        86       6,025
Aetna, Inc. .............................................       400      40,950
Allstate Financial Corp. ................................     1,200      87,599
American General Corp. ..................................       610      29,128
American International Group, Inc. ......................     1,300     194,187
Aon Corp. ...............................................       500      25,875
Chubb Corp. .............................................       500      33,438
CIGNA Corp. .............................................       200      35,500
Conseco, Inc. ...........................................       500      18,500
General Re Corp. ........................................       300      54,599
Hartford Financial Services Group........................       400      33,100
Jefferson-Pilot Corp. ...................................       300      20,963
Lincoln National Corp. ..................................       400      25,750

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCKS (continued)                                  SHARES      VALUE

-------------------------------------------------------------------------------
INSURANCE (continued)
Marsh & McLennan Companies, Inc. ........................       500 $    35,688
MBIA Corp. ..............................................       100      11,281
MGIC Investment Corp. ...................................       600      28,763
Providian Financial Corp.+...............................       200       6,425
SAFECO Corp. ............................................       400      18,675
St. Paul Companies, Inc. ................................       200      15,250
Torchmark Corp. .........................................       300      21,375
Transamerica Corp. ......................................       300      28,069
UNUM Corp. ..............................................       400      16,800
USF & G Corp. ...........................................       300       7,200
                                                                    -----------
                                                                        795,140
                                                                    -----------
MEDIA--2.21%
Comcast Corp. Class A....................................     1,000      21,375
Dow Jones & Co., Inc. ...................................       200       8,038
Gannett Co., Inc. .......................................       500      49,375
King World Productions, Inc. ............................       100       3,500
Knight-Ridder, Inc. .....................................       300      14,719
McGraw Hill Companies, Inc. .............................       200      11,763
Meredith Corp. ..........................................       200       5,800
New York Times Co. Class A...............................       200       9,900
SBC Communications, Inc. ................................     2,438     150,850
Telecommunications, Inc. Series A (TCI Group)+...........     2,100      31,238
Time Warner, Inc. .......................................     1,500      72,375
Times Mirror Co. Series A................................       200      11,050
Tribune Co. (New)........................................       400      19,225
Viacom, Inc. Class B+....................................       800      24,000
                                                                    -----------
                                                                        433,208
                                                                    -----------
MISCELLANEOUS FINANCE--3.54%
American Express Co. ....................................     1,400     104,300
Beneficial Corp. ........................................       100       7,106
Charles Schwab Corp. (See Note 6)+.......................       400      16,275
Countrywide Credit Industries, Inc.+.....................       300       9,356
Federal Home Loan Mortgage Corp. ........................     2,000      68,750
Federal National Mortgage Assoc. ........................     3,000     130,876
Golden West Financial Corp. .............................       100       7,000
Great Western Financial Corp. ...........................       400      21,500
Green Tree Financial Corp. ..............................       400      14,250
H.F. Ahmanson & Co. .....................................       200       8,600
Household International, Inc. ...........................       400      46,975
Merrill Lynch & Co., Inc. ...............................     1,000      59,625
Morgan Stanley, Dean Witter, Discover & Co. .............     1,525      65,670
Salomon, Inc. ...........................................       400      22,250
Travelers Group, Inc. ...................................     1,766     111,368
                                                                    -----------
                                                                        693,901
                                                                    -----------

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCK (CONTINUED)                                   SHARES      VALUE

-------------------------------------------------------------------------------
MOTOR VEHICLE--2.01%
Chrysler Corp. ..........................................     2,000 $    65,625
Cummins Engine Co., Inc. ................................       100       7,056
Dana Corp. ..............................................       200       7,600
Eaton Corp. .............................................       200      17,463
Echlin, Inc. ............................................       100       3,600
Fleetwood Enterprises, Inc. .............................       100       2,981
Ford Motor Co. ..........................................     3,200     120,799
General Motors Corp. ....................................     2,100     116,944
Genuine Parts Co. .......................................       500      16,938
Navistar International Corp.+............................       100       1,725
Paccar, Inc. ............................................       200       9,288
TRW, Inc. ...............................................       400      22,725
                                                                    -----------
                                                                        392,744
                                                                    -----------
NON--FERROUS--0.73%
Alcan Aluminum, Ltd. ....................................       600      20,813
Aluminum Company of America..............................       500      37,687
Asarco, Inc. ............................................       100       3,063
Cyprus Minerals Co. .....................................       200       4,900
Engelhard Corp. .........................................       300       6,281
Freeport-McMoran Copper & Gold, Inc. Class B.............       500      15,563
Inco Ltd. ...............................................       500      15,031
Phelps Dodge Corp. ......................................       300      25,556
Reynolds Metals Co. .....................................       200      14,250
                                                                    -----------
                                                                        143,144
                                                                    -----------


OIL--DOMESTIC--1.03%
Amerada Hess Corp. ......................................       200      11,113
Ashland, Inc. ...........................................       300      13,913
Atlantic Richfield Co. ..................................     1,000      70,499
Kerr-McGee Corp. ........................................       100       6,338
Oryx Energy Co.+.........................................       200       4,225
Pennzoil Co. ............................................       100       7,675
Phillips Petroleum Co. ..................................       800      34,999
Santa Fe Energy Resources, Inc.+.........................       100       1,469
Sun, Inc. ...............................................       100       3,100
Unocal Corp. ............................................       600      23,288
USX-Marathon Group.......................................       900      25,987
                                                                    -----------
                                                                        202,606
                                                                    -----------
OIL--INTERNATIONAL--6.45%
Amoco Corp. .............................................     1,400     121,713
Chevron Corp. ...........................................     1,900     140,481
Exxon Corp. .............................................     6,800     418,199
Mobil Corp. .............................................     2,400     167,700

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCKS (continued)                                  SHARES      VALUE

-------------------------------------------------------------------------------
OIL--INTERNATIONAL (continued)
Royal Dutch Petroleum Co.--Sponsored ADR+................     6,000 $   326,250
Texaco, Inc. ............................................       800      87,000
                                                                    -----------
                                                                      1,261,343
                                                                    -----------
PAPER--1.31%
Boise Cascade Corp. .....................................       100       3,531
Champion International Corp. ............................       200      11,050
Georgia-Pacific Corp. ...................................       400      34,150
International Paper Co. .................................       900      43,706
James River Corp. .......................................       300      11,100
Kimberly-Clark Corp. ....................................     1,600      79,601
Louisiana-Pacific Corp. .................................       200       4,225
Mead Corp. ..............................................       100       6,225
Potlatch Corp. ..........................................       100       4,525
Temple Inland, Inc. .....................................       100       5,400
Union Camp Corp. ........................................       200      10,000
Westvaco Corp. ..........................................       300       9,431
Weyerhaeuser Co. ........................................       500      26,000
Willamette Industries, Inc. .............................       100       7,000
                                                                    -----------
                                                                        255,944
                                                                    -----------
PRODUCER GOODS & MANUFACTURING--6.03%
Aeroquip-Vickers, Inc. ..................................       100       4,725
Allied Signal, Inc. .....................................       900      75,599
Avery Dennison Corp. ....................................       200       8,025
Briggs & Stratton Corp. .................................       100       5,000
Case Corp. ..............................................       300      20,663
Caterpillar, Inc. .......................................       500      53,687
Cincinnati Milacron, Inc. ...............................       100       2,594
Cooper Industries, Inc. .................................       400      19,900
Deere & Co. .............................................       800      43,899
Dover Corp. .............................................       400      24,600
Emerson Electric Co. ....................................     1,200      66,074
FMC Corp.+...............................................       100       7,944
Foster Wheeler Corp. ....................................       100       4,050
General Electric Co. ....................................     9,200     601,449
Giddings & Lewis, Inc. ..................................       100       2,088
Harnischfeger Industries, Inc. ..........................       100       4,150
Illinois Tool Works, Inc. ...............................       800      39,950
Ingersoll-Rand Co. ......................................       400      24,700
ITT Industries, Inc. ....................................       300       7,725
Johnson Controls, Inc. ..................................       200       8,213
McDermott International, Inc. ...........................       100       2,919
Millipore Corp. .........................................       100       4,400
NACCO Industries, Inc. Class A...........................       100       5,644
Pall Corp. ..............................................       200       4,650

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCK (continued)                                   SHARES      VALUE

-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING (continued)
Parker-Hannifin Corp. ...................................       300 $    18,206
Raychem Corp. ...........................................       100       7,438
Tenneco, Inc. (New)......................................       500      22,594
Timken Co. ..............................................       200       7,113
Tyco International, Ltd.+................................       500      34,781
W.W. Grainger, Inc. .....................................       100       7,819
Westinghouse Electric Corp. .............................     1,700      39,313
                                                                    -----------
                                                                      1,179,912
                                                                    -----------
RAILROAD--0.89%
Burlington Northern Santa Fe Corp. ......................       500      44,938
CSX Corp. ...............................................       600      33,300
Norfolk Southern Corp. ..................................       400      40,300
Union Pacific Corp. .....................................       800      56,400
                                                                    -----------
                                                                        174,938
                                                                    -----------
REAL PROPERTY--0.12%
HFS, Inc.+...............................................       400      23,200
                                                                    -----------
RETAIL--4.69%
Albertson's, Inc. .......................................       700      25,550
American Stores Co. .....................................       400      19,750
AutoZone, Inc.+..........................................       500      11,781
Charming Shoppes, Inc.+..................................       100         522
Circuit City Stores, Inc. ...............................       300      10,669
Costco Companies, Inc.+..................................       600      19,725
CUC International, Inc.+.................................     1,200      30,975
CVS Corp. ...............................................       600      30,750
Dayton Hudson Corp. .....................................       700      37,230
Dillards Inc. Class A....................................       200       6,925
Federated Department Stores, Inc.+.......................       600      20,850
Gap, Inc. ...............................................       700      27,213
Giant Food, Inc. Class A.................................       100       3,263
Great Atlantic & Pacific Tea Co., Inc. ..................       100       2,719
Harcourt General, Inc. ..................................       200       9,525
Home Depot, Inc. ........................................     1,400      96,512
J.C. Penney Co., Inc. ...................................       600      31,313
K Mart Corp.+............................................     1,600      19,600
Kroger Co.+..............................................       700      20,300
Limited, Inc. ...........................................       700      14,175
Longs Drug Stores, Inc. .................................       100       2,619
Lowe's Companies, Inc. ..................................       500      18,563
May Department Stores Co. ...............................       600      28,350
Mercantile Stores Co., Inc. .............................       100       6,294
Nordstrom, Inc. .........................................       300      14,719
Pep Boys-Manny Moe & Jack................................       200       6,813

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCK (CONTINUED)                                   SHARES      VALUE

-------------------------------------------------------------------------------
RETAIL (CONTINUED)
Rite Aid Corp. ..........................................       300 $    14,963
Sears Roebuck & Co. .....................................     1,100      59,124
Tandy Corp. .............................................       100       5,600
TJX Companies, Inc. .....................................       600      15,825
Toys 'R' Us, Inc.+.......................................       900      31,500
Wal Mart Stores, Inc. ...................................     6,500     219,780
Walgreen Co. ............................................       600      32,174
Winn Dixie Stores, Inc. .................................       500      18,625
Woolworth Corp.+ ........................................       200       4,800
                                                                    -----------
                                                                        919,096
                                                                    -----------
STEEL--0.22%
Allegheny Teledyne, Inc. ................................       600      16,199
Armco, Inc.+.............................................       100         388
Bethlehem Steel Corp.+...................................       100       1,044
Inland Steel Industries, Inc. ...........................       100       2,613
Nucor Corp. .............................................       200      11,300
USX--U.S. Steel Group....................................       300      10,519
Worthington Industries, Inc. ............................       100       1,831
                                                                    -----------
                                                                         43,894
                                                                    -----------
TELEPHONE--5.86%
Air Touch Communications+................................     1,400      38,325
Alltel Corp. ............................................       500      16,719
Ameritech Corp. .........................................     1,500     101,905
Andrew Corp.+............................................       150       4,219
AT&T Corp. ..............................................     4,600     161,287
Bell Atlantic Corp. .....................................     1,300      98,638
Bellsouth Corp. .........................................     2,800     129,849
DSC Communications Corp.+................................       200       4,450
Frontier Corp. ..........................................       500       9,969
GTE Corp. ...............................................     2,700     118,462
MCI Communications Corp. ................................     1,900      72,734
Northern Telecom Ltd. ...................................       700      63,700
Nynex Corp. .............................................     1,300      74,913
Sprint Corp. ............................................     1,300      68,413
Tellabs, Inc.+...........................................       500      27,938
U.S. West, Inc. (Communications Group)...................     1,200      45,225
U.S. West, Inc. (Media Group)+...........................     1,700      34,425
WorldCom, Inc. ..........................................     2,400      76,800
                                                                    -----------
                                                                      1,147,971
                                                                    -----------
TOBACCO--1.79%
Loew's Corp. ............................................       400      40,050
Philip Morris Companies., Inc. ..........................     6,700     297,313
UST, Inc. ...............................................       500      13,875
                                                                    -----------
                                                                        351,238
                                                                    -----------

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCK (CONTINUED)                                   SHARES      VALUE

-------------------------------------------------------------------------------
TRANSPORTATION--MISCELLANEOUS--0.15%
Caliber Systems, Inc. ...................................       100 $     3,725
Federal Express Corp.+...................................       400      23,100
Ryder Systems, Inc. .....................................       100       3,300
                                                                    -----------
                                                                         30,125
                                                                    -----------
TRAVEL & RECREATION--1.15%
Brunswick Corp. .........................................       200       6,250
Harrah's Entertainment, Inc.+ ...........................       100       1,800
Hilton Hotels Corp. .....................................       600      15,938
ITT Corp. (New)+.........................................       400      24,425
Marriott International, Inc. ............................       400      24,550
Walt Disney Co. .........................................     1,900     152,475
                                                                    -----------
                                                                        225,438
                                                                    -----------
UTILITIES--2.95%
American Electric Power Co., Inc. .......................       500      21,000
Baltimore Gas & Electric Co. ............................       400      10,675
Carolina Power & Light Co. ..............................       500      17,938
Central & South West Services Corp. .....................       500      10,625
Cinergy Corp. ...........................................       400      13,925
Coastal Corp. ...........................................       400      21,275
Columbia Gas System, Inc. ...............................       100       6,525
Consolidated Edison Co. of New York, Inc. ...............       600      17,663
Consolidated Natural Gas Co. ............................       200      10,763
Dominion Resources, Inc. ................................       500      18,313
DTE Energy Co. ..........................................       400      11,050
Duke Power Co. ..........................................     1,017      48,751
Eastern Enterprises......................................       100       3,469
Edison International.....................................     1,100      27,362
Enron Corp. .............................................       600      24,487
ENSERCH Corp. ...........................................       100       2,225
Entergy Corp. ...........................................       600      16,425
FPL Group, Inc. .........................................       500      23,030
GPU, Inc. ...............................................       400      14,350
Houston Industries, Inc. ................................       500      10,719
Niagara Mohawk Power Corp.+ .............................       200       1,713
NICOR, Inc. .............................................       100       3,588
Noram Energy Corp. ......................................       200       3,050
Northern States Power Co. ...............................       100       5,175
Ohio Edison Co. .........................................       500      10,906
ONEOK, Inc. .............................................       100       3,219
Pacific Enterprises, Inc. ...............................       300      10,088
Pacific Gas & Electric Corp. ............................     1,300      31,524
PacifiCorp. .............................................       800      17,600
PECO Energy Co. .........................................       600      12,600
Peoples Energy Corp. ....................................       100       3,744

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                         NUMBER OF
COMMON STOCK (CONTINUED)                                  SHARES      VALUE

-------------------------------------------------------------------------------
UTILITIES (continued)
PP&L Resources, Inc. ...................................       300 $     5,981
Public Service Enterprises..............................       700      17,500
Sonat, Inc. ............................................       200      10,250
Southern Co. ...........................................     1,900      41,562
Texas Utilities Co. ....................................       600      20,663
Unicom Corp. ...........................................       800      17,800
Union Electric Co. .....................................       200       7,538
Williams Companies, Inc. ...............................       500      21,875
                                                                   -----------
                                                                       576,946
                                                                   -----------
TOTAL COMMON STOCK
 (Cost $16,969,921).....................................            19,313,618
                                                                   -----------
CASH EQUIVALENTS--3.84%
Temporary Investment Fund, Inc.--TempCash Portfolio*
 5.30%, 07/07/97........................................   751,201     751,201
                                                                   -----------
TOTAL CASH EQUIVALENTS (Cost $751,201)..................               751,201
                                                                   -----------
TOTAL INVESTMENTS--102.48%
 (Cost $17,721,122).....................................            20,064,819

OTHER ASSETS AND LIABILITIES--(2.48)%
 Other Assets...........................................                96,647
 Liabilities............................................              (581,524)
                                                                   -----------
                                                                      (484,877)
                                                                   -----------
NET ASSETS--100.00%
Applicable to 1,550,830 outstanding $0.00001 par value
 shares (unlimited shares authorized)..........................    $19,579,942
                                                                   ===========
NET ASSET VALUE PER SHARE...............................           $     12.63
                                                                   ===========

-------
+ Non-Income Producing Security.

* Interest rate represents the yield as of the report date.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......................................................... $  108,950
EXPENSES
 Investment advisory and administration fee.........................     18,942
 Custodian fees.....................................................     12,711
 Registration fees..................................................          0
 Professional fees..................................................     23,623
 Shareholder reports................................................      9,813
 Trustees' fees.....................................................      1,516
 Amortization of deferred organization costs........................        484
 Insurance and other expenses.......................................      7,566
                                                                     ----------
                                                                         74,655
Less: expenses reduced and absorbed (see Note 4)....................    (57,967)
                                                                     ----------
 Total expenses incurred by Fund....................................     16,688
                                                                     ----------
Net investment income...............................................     92,262
                                                                     ----------
Net realized loss on investments sold...............................    (13,223)
Net unrealized appreciation on investments..........................  2,105,613
                                                                     ----------
 Net gain on investments............................................  2,092,390
                                                                     ----------
Increase in net assets resulting from operations.................... $2,184,652
                                                                     ==========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS
                                                   ENDED
                                                 JUNE 30,
                                                   1997         PERIOD ENDED
                                                (UNAUDITED)  DECEMBER 31, 1996*
-------------------------------------------------------------------------------
OPERATIONS
 Net investment income......................... $    92,262      $   19,042
 Net realized gain(loss) on investments sold...     (13,223)             12
 Net unrealized appreciation on investments....   2,105,613         238,084
                                                -----------      ----------
 Increase in net assets resulting from
  operations...................................   2,184,652         257,138
                                                -----------      ----------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold.....................  11,951,040       5,666,286
 Net asset value of shares issued in
  reinvestment of dividends....................           0             --
 Less payments for shares redeemed.............    (479,174)            --
                                                -----------      ----------
 Increase in net assets from capital share
  transactions.................................  11,471,866       5,666,286
                                                -----------      ----------
 Total increase in net assets..................  13,656,518       5,923,424

NET ASSETS
 Beginning of period...........................   5,923,424             --
                                                -----------      ----------
 End of period (including undistributed net
  investment income of $111,305 and $19,042,
  respectively)................................ $19,579,942      $5,923,424
                                                ===========      ==========
NUMBER OF FUND SHARES
 Sold..........................................   1,031,154         562,647
 Reinvested....................................         --              --
 Redeemed......................................     (42,971)            --
                                                -----------      ----------
 Net increase in shares outstanding............     988,183         562,647

SHARES OUTSTANDING
 Beginning of period...........................     562,647             --
                                                -----------      ----------
 End of period.................................   1,550,830         562,647
                                                ===========      ==========

-------
* For the period from November 1, 1996 (commencement of operations) to December 31, 1996.
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

1. DESCRIPTION OF THE FUND

 The Schwab S&P 500 Portfolio (the "Fund") is a series of Schwab Annuity Port-folios (the "Trust"), a diversified, no load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments in securities traded on an exchange and in-vestments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quo-tations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursu-ant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

 Securities transactions and investment income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis.

 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

 Expenses--Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allo-cated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

 At June 30, 1997, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $2,343,697, of which $2,432,623 related to ap-preciated securities and $88,926 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has investment advisory and administration agreements with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of the next $1 billion and 0.31% of such assets over $2 billion. The Investment Manager has reduced a portion of its fee for the six months ended June 30, 1997 (see Note 4).

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER

 The Investment Manager reduced a portion of its fee and absorbed certain ex-penses in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended June 30, 1997, the total of such fees and ex-penses reduced and absorbed by the Investment Manager was $57,967 (see Note
8).

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

5. BORROWING AGREEMENT

 The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodi-cally negotiated rates and may be collateralized by the assets of the Fund. During the six months ended June 30, 1997, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

 Purchases and sales of investment securities, other than short-term obliga-tions, aggregated $11,804,359 and $336,413, respectively, for the six months ended June 30, 1997. Included in the aforementioned are purchases of common stock of Charles Schwab Corp., an affiliated issuer, of $16,275.

7. COMPOSITION OF NET ASSETS

 At June 30, 1997, net assets consisted of:

      Paid in capital.............................................. $17,138,151
      Undistributed net investment income..........................     111,305
      Net realized loss on investments sold........................     (13,211)
      Net unrealized gain on investments...........................   2,343,697
                                                                    -----------
        Total...................................................... $19,579,942
                                                                    ===========

 At June 30, 1997, the Fund's Statement of Net Assets included: $535,458 pay-able for securities purchased, $59,676 receivable for fund shares sold and $4,545 receivable from advisor.

                                 -------------

                                 -------------
SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. FINANCIAL HIGHLIGHTS

 For a share outstanding throughout each period:

                                          SIX MONTHS ENDED
                                           JUNE 30, 1997      PERIOD ENDED
                                            (UNAUDITED)    DECEMBER 31, 1996**
                                          ---------------- -------------------
Net asset value at beginning of period...        $10.53            $10.00
                                            -----------        ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income...................          0.04              0.03
 Net realized and unrealized gain on
   investments...........................          2.06              0.50
                                            -----------        ----------
 Total from investment operations........          2.10              0.53

LESS DISTRIBUTIONS
 Dividends from net investment income....           --                --
 Distributions from realized gain on
   investments...........................           --                --
                                            -----------        ----------
 Total distributions.....................           --                --
                                            -----------        ----------
Net asset value at end of period.........        $12.63            $10.53
                                            ===========        ==========
TOTAL RETURN (not annualized)............         19.94%             5.30%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period...............   $19,579,942        $5,923,424
 Ratio of expenses to average net
   assets+...............................          0.31%*            0.33%*
 Ratio of net investment income to
   average net assets+...................          1.72%*            2.16%*
 Portfolio turnover rate.................          3.07%                0%
 Average commission rate.................   $      0.03        $     0.03

-------
 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net
    assets..................................          0.66%*            3.11%*
   Ratio of net investment income to
    average net assets......................          1.37%*           (0.62%)*

 * Annualized
** For the period from November 1, 1996 (commencement of operations) to Decem-ber 31, 1996.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK--72.81%                                        SHARES     VALUE

-------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.77%
Alliant Techsystems, Inc.+................................      100  $    5,500
Boeing Co. ...............................................      208      11,037
Lockheed Martin Corp. ....................................      100      10,356
McDonnell Douglas Corp. ..................................      100       6,850
OEA, Inc. ................................................      100       3,950
Raytheon Co. .............................................      100       5,100
Thiokol Corp. ............................................      100       7,000
United Technologies Corp. ................................      100       8,300
                                                                     ----------
                                                                         58,093
                                                                     ----------
AIR TRANSPORTATION--0.04%
America West Holding Corp. Class B+.......................      200       2,900
                                                                     ----------
ALCOHOLIC BEVERAGES--0.22%
Anheuser-Busch Companies, Inc. ...........................      200       8,388
Seagram Co., Ltd. ........................................      200       8,050
                                                                     ----------
                                                                         16,438
                                                                     ----------
APPAREL--0.37%
Burlington Industries, Inc.+..............................      200       2,400
NIKE, Inc. Class B........................................      100       5,838
Springs Industries, Inc. .................................      100       5,275
St. John Knits, Inc. .....................................      100       5,400
Timberland Co. Class A+...................................      100       6,449
Wolverine World Wide, Inc. ...............................      100       3,038
                                                                     ----------
                                                                         28,400
                                                                     ----------
AUTOMOTIVE PRODUCTS--0.13%
Goodyear Tire & Rubber Co. ...............................      100       6,331
O'Reilly Automotive, Inc.+................................      100       3,850
                                                                     ----------
                                                                         10,181
                                                                     ----------
BANKS--5.78%
ALBANK Financial Corp. ...................................      100       3,950
Associated Banc-Corp......................................      120       4,740
Banc One Corp. ...........................................      318      15,378
Bank of New York Co., Inc. ...............................      200       8,700
BankAmerica Corp. ........................................      200      12,912
BankBoston Corp. .........................................      100       7,206
Banknorth Group, Inc......................................      100       4,625
Barnett Banks, Inc. ......................................      100       5,250
Chase Manhattan Corp. (New)...............................      200      19,412
Chemical Financial Corp. .................................      105       3,623
Citicorp..................................................      200      24,112
City National Corp. ......................................      200       4,813
CNB Bancshares, Inc. .....................................      100       4,050

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
BANKS (CONTINUED)
Colonial BancGroup, Inc. .................................      200  $    4,850
Community First Bankshares, Inc. .........................      100       3,838
CoreStates Financial Corp. ...............................      100       5,375
Corus Bankshares, Inc. ...................................      100       2,825
Cullen/Frost Bankers, Inc. ...............................      100       4,238
First Bank System, Inc. ..................................      100       8,538
First Chicago NBD Corp. ..................................      200      12,099
First Citizens BancShares, Inc. Class A...................      100       8,700
First Financial Bancorp...................................      100       4,025
First Union Corp. ........................................      100       9,250
Firstbank of Illinois Co. ................................      100       3,913
Fleet Financial Group, Inc. ..............................      100       6,325
Fort Wayne National Corp. ................................      100       4,700
Hancock Holding Co. ......................................      115       5,635
J.P. Morgan & Co., Inc. ..................................      100      10,438
KeyCorp, Inc. ............................................      100       5,588
Keystone Financial, Inc. .................................      165       5,156
Long Islands Bancorp, Inc. ...............................      100       3,631
MAF Bancorp, Inc. ........................................      100       4,188
Magna Group, Inc. ........................................      100       3,475
MBNA Corp. ...............................................      100       3,663
Mercantile Bancorp, Inc. .................................       95       5,783
National Bancorp of Alaska, Inc. .........................      100       8,450
National City Corp. ......................................      100       5,250
National Commerce Bancorp.................................      200       4,400
NationsBank Corp. ........................................      330      21,284
New York Bancorp, Inc. ...................................      150       5,213
North Fork Bancorporation, Inc. ..........................      200       4,275
Norwest Corp. ............................................      200      11,249
ONBANCorp., Inc. .........................................      100       5,100
One Valley Bancorp of West Virginia, Inc. ................      100       4,200
Park National Corp. ......................................      100       7,925
PNC Bank Corp. ...........................................      200       8,325
Provident Bankshares Corp. ...............................      105       4,371
Queens County Bancorp, Inc. ..............................      150       6,825
S & T Bancorp, Inc. ......................................      100       3,350
Security Capital Corp. ...................................      100       9,450
SunTrust Banks, Inc. .....................................      100       5,506
T R Financial Corp. ......................................      200       5,038
U S Trust Corp. (New).....................................      200       9,425
U.S. Bancorp..............................................      100       6,413
UMB Financial Corp. ......................................      105       4,528
United Carolina Bancshares Corp. .........................      100       5,200
Valley National Bancorp...................................      100       2,713
Wachovia Corp. ...........................................      100       5,831

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
BANKS (CONTINUED)
Wells Fargo & Co. ........................................      100  $   27,247
Westamerica Bancorp.......................................      100       7,600
Whitney Holding Corp. ....................................      100       4,225
                                                                     ----------
                                                                        438,397
                                                                     ----------
BUSINESS MACHINES & SOFTWARE--3.77%
3COM Corp. ...............................................      100       4,500
Adobe Systems, Inc. ......................................      100       3,506
Analogic Corp. ...........................................      100       3,400
Applied Magnetics Corp.+..................................      100       2,263
Cisco Systems, Inc. ......................................      300      20,138
Compaq Computer Corp. ....................................      100       9,925
Computer Associates International, Inc. ..................      200      11,138
Computer Horizons Corp. ..................................      150       5,138
Comverse Technology, Inc.+................................      100       5,200
Dell Computer Corp. ......................................      100      11,744
EMC Corp. ................................................      100       3,900
Hewlett-Packard Co. ......................................      400      22,399
INSO Corp.+...............................................      100       2,056
International Business Machines Corp. ....................      400      36,074
Legato Systems, Inc. .....................................      100       1,850
Microsoft Corp. ..........................................      400      50,549
Novell, Inc. .............................................      100         694
Novellus Systems, Inc.+...................................      100       8,650
Oracle Systems Corp. .....................................      300      15,113
Parametric Technology Corp. ..............................      100       4,256
Pitney Bowes, Inc. .......................................      100       6,950
Platinum Technology, Inc.+................................      200       2,650
Policy Management Systems Corp.+..........................      100       4,700
Seagate Technology, Inc. .................................      100       3,519
Sun Microsystems, Inc. ...................................      200       7,444
Transaction Systems Architects, Inc. .....................      100       3,450
Veritas Software Co. .....................................      100       5,025
Videoserver, Inc.+........................................      100       1,325
Visio Corp.+..............................................      100       7,050
Wind River Systems, Inc. .................................      150       5,738
Xerox Corp. ..............................................      200      15,775
                                                                     ----------
                                                                        286,119
                                                                     ----------
BUSINESS SERVICES--2.67%
Allied Waste Industries, Inc.+............................      200       3,475
Apria Healthcare Group, Inc.+.............................      200       3,550
Aspen Technology, Inc. ...................................      200       7,524
Automatic Data Processing, Inc. ..........................      100       4,700
BDM International, Inc. ..................................      200       4,600

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
BISYS Group, Inc.+........................................      100  $    4,175
BRC Holdings, Inc.+.......................................      100       3,800
Camco International, Inc. ................................      130       7,118
CDI Corp.+................................................      100       4,169
Checkfree Corp.+..........................................      200       3,525
Clintrials Research, Inc. ................................      150       1,800
Cognizant Corp. ..........................................      100       4,050
Computer Task Group, Inc. ................................      200       7,449
CRA Managed Care, Inc.+...................................      100       5,219
Culligan Water Technologies, Inc.+........................      100       4,475
Dionex Corp. .............................................      100       5,125
Dun & Bradstreet Corp. ...................................      100       2,625
Dynatech Corp.+...........................................      100       3,575
Envoy Corp. (New)+........................................      100       3,325
Equifax, Inc. ............................................      100       3,719
Express Scripts, Inc. Class A+............................      100       4,175
Fair, Issac & Co., Inc. ..................................      100       4,456
First Data Corp. .........................................      200       8,787
HA-LO Industries, Inc. ...................................      125       2,953
Henry Jack & Associates, Inc. ............................      150       3,638
Horizon/CMS Healthcare Corp.+.............................      200       4,013
Interim Services, Inc.+...................................      100       4,450
ITT Educational Services, Inc. ...........................      150       3,722
John H. Harland Co. ......................................      100       2,281
Laidlaw, Inc. Class B.....................................      100       1,381
Medaphis Corp.+...........................................      200       2,013
Metromedia International Group, Inc.+.....................      200       2,538
Ogden Corp. ..............................................      200       4,350
Orthodontic Centers of America, Inc. .....................      200       3,638
Safety-Kleen Corp. .......................................      100       1,688
Seacor Holdings, Inc.+....................................      100       5,231
Service Corp. International...............................      100       3,288
Sitel Corp. ..............................................      200       4,125
Sun Healthcare Group, Inc.+...............................      200       4,163
Symantec Corp. ...........................................      200       3,900
Synetic, Inc.+............................................      100       3,700
Technology Solutions Co. .................................      100       3,950
Universal Health Services, Inc. Class B...................      200       7,699
Valassis Communications, Inc.+............................      100       2,400
Viasoft, Inc. ............................................      100       5,075
Volt Information Sciences, Inc. ..........................      150       7,574
Waste Management Inc. (New)...............................      200       6,425
Zebra Technologies Corp. Class A..........................      100       2,788
                                                                     ----------
                                                                        202,399
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
CHEMICAL--1.59%
Cambrex Corp. ............................................      100  $    3,975
Chemed Corp. .............................................      100       3,744
Dow Chemical Co. .........................................      100       8,713
E.I. du Pont de Nemours & Co. ............................      400      25,149
H.B. Fuller Co. ..........................................      100       5,500
Minnesota Mining & Manufacturing Co. .....................      200      20,399
Monsanto Co. .............................................      300      12,918
NCH Corp. ................................................      100       6,250
OM Group, Inc. ...........................................      150       4,969
Petrolite Corp. ..........................................      100       6,188
PPG Industries, Inc. .....................................      100       5,813
Sequa Corp. Class A+......................................      100       5,638
Tredegar Industries, Inc. ................................      100       5,550
WD-40 Co. ................................................      100       6,000
                                                                     ----------
                                                                        120,806
                                                                     ----------
CONSTRUCTION--0.58%
Apogee Enterprises, Inc. .................................      200       4,300
Blount International, Inc. Class A........................      100       4,256
Global Industries, Inc. ..................................      200       4,672
Lone Star Industries, Inc. ...............................      100       4,531
Mafco Consolidated Group, Inc. ...........................      100       3,350
Mastec, Inc. .............................................      150       7,096
Medusa Corp. .............................................      100       3,838
Pulte Corp. ..............................................      100       3,456
Southdown, Inc. ..........................................      100       4,363
Stone & Webster, Inc. ....................................      100       4,269
                                                                     ----------
                                                                         44,131
                                                                     ----------
CONSUMER--DURABLE--0.30%
Champion Enterprises, Inc. ...............................      200       3,000
Ethan Allen Interiors, Inc. ..............................      100       5,700
Furniture Brands International, Inc.+.....................      200       3,875
Kimball International, Inc. Class B.......................      100       4,025
La-Z-Boy Chair Co. .......................................      100       3,600
Zenith Electronics Corp.+.................................      200       2,363
                                                                     ----------
                                                                         22,563
                                                                     ----------
CONSUMER--NONDURABLE--0.45%
Corning, Inc. ............................................      100       5,562
Fortune Brands, Inc. .....................................      100       3,731
Mattel, Inc. .............................................      100       3,388
McDonald's Corp. .........................................      300      14,493
Oakley, Inc. .............................................      200       2,813
Samsonite Corp. (New)+....................................      100       4,413
                                                                     ----------
                                                                         34,400
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
ELECTRONICS--2.90%
AMP, Inc. ................................................      100  $    4,175
Anixter International, Inc.+..............................      200       3,438
Applied Materials, Inc. ..................................      100       7,081
EG&G, Inc. ...............................................      400       9,000
Fluke Corp. ..............................................      100       5,925
Hadco Corp.+..............................................      100       6,550
Innovex, Inc. ............................................      100       2,913
Input/Output, Inc. .......................................      200       3,625
Intel Corp. ..............................................      300      42,543
International Rectifier Corp.+............................      200       3,725
Jabil Circuit, Inc. ......................................      100       8,388
KLA Instruments Corp. ....................................      100       4,875
Lam Research Corp.+.......................................      100       3,706
Littlefuse, Inc. .........................................      200       5,650
Logicon, Inc. ............................................      100       5,300
Lucent Technologies, Inc. ................................      300      21,619
MEMC Electronic Materials, Inc.+..........................      200       6,550
Micron Technology, Inc. ..................................      100       3,994
Motorola, Inc. ...........................................      300      22,799
Rockwell International Corp. (New)........................      100       5,900
S3, Inc.+.................................................      200       2,200
Sanmina Corp. ............................................      100       6,350
Technitrol, Inc. .........................................      200       5,475
Texas Instruments, Inc. ..................................      100       8,406
Thermo Electron Corp. ....................................      100       3,400
Uniphase Corp. ...........................................      100       5,825
Unitrode Corp.+...........................................      100       5,038
Vitesse Semiconductor Corp. ..............................       50       1,634
Wyle Electronics..........................................      100       3,950
                                                                     ----------
                                                                        220,034
                                                                     ----------
ENERGY--DEVELOPMENT--0.95%
Ashland Coal, Inc. .......................................      100       2,850
Atwood Oceanics, Inc.+....................................      100       6,700
Cliffs Drilling Co. ......................................      200       7,300
Helmerich & Payne, Inc. ..................................      100       5,763
Marine Drilling Company, Inc.+............................      200       3,925
MAXXAM, Inc.+.............................................      100       4,681
Newfield Exploration Co. .................................      200       4,000
Newpark Resources, Inc. ..................................      200       6,750
Nuevo Energy Co.+.........................................      100       4,100
Occidental Petroleum Corp. ...............................      100       2,506
Parker Drilling Co.+......................................      200       2,225
Pride Petroleum Services, Inc.+...........................      200       4,800
Schlumberger Ltd. ........................................      100      12,500
Tuboscope Vetco International Corp.+......................      200       3,975
                                                                     ----------
                                                                         72,075
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
FOOD--AGRICULTURE--2.78%
Archer-Daniels Midland Co. ...............................      200  $    4,700
Campbell Soup Co. ........................................      200      10,000
Chiquita Brands International, Inc. ......................      200       2,750
Coca-Cola Bottling Co. Consolidated.......................      100       4,850
Coca-Cola Co. ............................................      900      60,749
ConAgra, Inc. ............................................      100       6,413
CPC International, Inc. ..................................      100       9,231
Dekalb Genetics Corp. Class B.............................      100       7,975
Delta & Pine Land Co. ....................................      133       4,738
Earthgrains Co. ..........................................      100       6,556
General Mills, Inc. ......................................      100       6,513
H.J. Heinz Co. ...........................................      200       9,225
Hershey Foods Corp. ......................................      100       5,531
Kellogg Co. ..............................................      100       8,563
PepsiCo, Inc. ............................................      600      22,537
Sara Lee Corp. ...........................................      200       8,325
Smithfield Foods, Inc.+...................................      100       6,150
Tootsie Roll Industries, Inc. ............................      103       4,584
Unilever NV...............................................      100      21,800
                                                                     ----------
                                                                        211,190
                                                                     ----------
GOLD--0.08%
Barrick Gold Corp. .......................................      100       2,200
Battle Mountain Gold Co. .................................      100         569
Getchell Gold Corp.+......................................      100       3,525
                                                                     ----------
                                                                          6,294
                                                                     ----------
HEALTHCARE--4.87%
Abbott Laboratories.......................................      300      20,025
Advanced Technology Laboratories, Inc.+...................      100       4,300
Agouron Pharmaceuticals, Inc.+............................      100       8,088
American Home Products Corp. .............................      300      22,950
Amgen, Inc. ..............................................      100       5,813
Barr Laboratories, Inc. ..................................      150       6,600
Baxter International, Inc. ...............................      100       5,225
Bio-Technology General Corp.+.............................      200       2,700
Block Drug Co., Inc. Class A..............................      103       4,506
Boston Scientific Corp. ..................................        7         430
Bristol-Myers Squibb Co. .................................      400      32,399
Cardinal Health, Inc. ....................................      100       5,725
Carter-Wallace, Inc. .....................................      200       3,575
Columbia/HCA Healthcare Corp. ............................      300      11,794
Eli Lilly & Co. ..........................................      200      21,863
Guidant Corp. ............................................      100       8,500
HealthSouth Corp. ........................................      100       2,494

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
Human Genome Sciences, Inc.+..............................      100  $    3,325
Immunex Corp. (New)+......................................      200       7,250
Incyte Pharmaceuticals, Inc.+.............................      100       6,700
Johnson & Johnson.........................................      500      32,187
Kinetic Concepts, Inc. ...................................      200       3,600
Living Centers of America, Inc.+..........................      100       3,950
Medical Assurance, Inc.+..................................      106       4,306
Medicis Pharmaceutical Corp. .............................      150       7,481
Medtronic, Inc. ..........................................      100       8,100
Merck & Co., Inc. ........................................      400      41,399
Mid Atlantic Medical Services, Inc.+......................      200       3,113
NovaCare, Inc.+...........................................      200       2,775
Perrigo Co.+..............................................      200       2,500
Pfizer, Inc. .............................................      200      23,900
Pharmacia & Upjohn, Inc. .................................      200       6,950
Protein Design Labs, Inc.+................................      100       2,850
Renal Treatment Centers, Inc. ............................      100       2,688
Schering Plough Corp. ....................................      200       9,575
Sofamor/Danek Group, Inc.+................................      100       4,575
Sola International, Inc.+.................................      100       3,350
United Healthcare Co. ....................................      100       5,200
Vertex Pharmaceuticals, Inc.+.............................      100       3,825
Warner Lambert Co. .......................................      100      12,425
                                                                     ----------
                                                                        369,011
                                                                     ----------
HOUSEHOLD PRODUCTS--0.79%
Colgate-Palmolive Co. ....................................      200      13,050
Gillette Co. .............................................      200      18,950
Procter & Gamble Co. .....................................      200      28,250
                                                                     ----------
                                                                         60,250
                                                                     ----------
IMAGING & PHOTO--0.21%
BMC Industries, Inc. .....................................      100       3,425
Eastman Kodak Co. ........................................      100       7,675
Photronic, Inc.+..........................................      100       4,775
                                                                     ----------
                                                                         15,875
                                                                     ----------
INTERNATIONAL--20.28%

AUSTRALIA--0.40%
Australia & New Zealand Banking Group.....................      426       3,187
Broken Hill Proprietary Co., Ltd. ........................      563       8,290
Coca Cola Amatil..........................................      154       2,002
Commonwealth Bank.........................................      260       3,144
National Australia Bank...................................      415       5,950

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
AUSTRALIA (CONTINUED)
News Corporation, Ltd. ...................................      566  $    2,716
Western Mining Corp. .....................................      316       1,994
Westpac Banking Corp. ....................................      510       3,072
                                                                     ----------
                                                                         30,355
                                                                     ----------
BELGIUM--0.18%
Electrabel................................................       15       3,213
Fortis AG.................................................       11       2,272
Generale de Banque........................................        5       1,925
Petrofina SA..............................................        7       2,651
Societe Generale de Belgique..............................       20       1,868
Tractebel Investor International Capital..................        4       1,668
                                                                     ----------
                                                                         13,597
                                                                     ----------
CANADA--0.60%
Alcan Aluminum, Ltd. .....................................       64       2,183
Bank of Montreal, Quebec..................................       73       2,849
Bank of Nova Scotia, Halifax..............................       67       2,935
Barrick Gold Corp. .......................................      105       2,285
BCE, Inc. ................................................      178       4,950
Canadian Imperial Bank of Commerce........................      116       2,923
Canadian Pacific, Ltd. ...................................       98       2,789
Imperial Oil, Ltd. .......................................       45       2,305
INCO, Ltd. ...............................................       47       1,406
Northern Telecom, Ltd. ...................................       73       6,454
Royal Bank of Canada, Montreal, Quebec....................       89       4,031
Seagram Co., Ltd. ........................................      105       4,220
Thomson Corp. ............................................      168       3,869
Toronto-Dominion Bank.....................................       82       2,429
                                                                     ----------
                                                                         45,628
                                                                     ----------
DENMARK--0.06%
Novo Nordisk A/S Series B.................................       22       2,399
Tele Danmark A/S Series B.................................       37       1,922
                                                                     ----------
                                                                          4,321
                                                                     ----------
FRANCE--1.28%
Alcatel Alsthom SA........................................       46       5,761
AXA Groupe SA.............................................       92       5,722
Banque Nationale de Paris.................................       59       2,432
Carrefour.................................................       11       7,989
Christian Dior............................................       12       1,981
CIE de Suez...............................................      920       2,262
Cie Financiere de Paribas (Bearer)........................       35       2,418
Cie Generale de Eaux......................................       35       4,485

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
FRANCE (CONTINUED)
Compagnie de Saint-Gobain SA..............................       24  $    3,500
Compagnie Francaise des Petroles Class B..................       68       6,873
Danone Groupe.............................................       20       3,305
L'Air Liquide.............................................       21       3,334
L'Oreal SA................................................       19       8,005
Lafarge Coppee SA.........................................       27       1,679
LVMH Moet-Hennessy Louis Vuitton..........................       25       6,721
Lyonnaise des Eaux-Dumez..................................       16       1,612
Michelin (CDGE) Class B (Reg.)............................       33       1,982
Pinault Printemps Redoute SA..............................        6       2,883
Promodes..................................................        6       2,337
Rhone-Poulenc SA Class A..................................       93       3,798
Sanofi....................................................       30       2,940
Schneider SA..............................................       38       2,023
Societe Generale..........................................       26       2,902
Societe Nationale Elf Aquitaine...........................       77       8,307
Synthelabo................................................       14       1,822
                                                                     ----------
                                                                         97,073
                                                                     ----------
GERMANY--1.57%
BASF AG...................................................      172       6,356
Bayer AG..................................................      199       7,647
Bayerische Hypotheken & Wechsel Bank AG...................       73       2,183
Bayerische Motoren Werke AG...............................        6       4,964
Bayerische Vereinsbank AG.................................       75       3,066
Commerzbank AG............................................      109       3,087
Daimler Benz AG...........................................      145      11,765
Deutsche Bank AG..........................................      141       8,238
Dresdner Bank AG..........................................      126       4,356
Hoechst AG................................................      164       6,956
Linde AG..................................................        2       1,531
Lufthansa AG..............................................      308       5,907
Mannesmann AG.............................................       10       4,455
Metro AG..................................................       26       2,849
Muenchener Rueckversicherung (Reg.).......................        2       5,607
RWE AG....................................................       95       4,085
Sap AG....................................................       17       3,412
Schering AG Dem5..........................................       20       2,137
Siemens AG................................................      158       9,381
Thyssen AG................................................        9       2,131
Veba AG...................................................      138       7,754
Vereinigte Elektrizitat Westfalen Series B................        6       1,933
VIAG AG...................................................        7       3,183
Volkswagen AG.............................................        8       6,133
                                                                     ----------
                                                                        119,116
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
HONG KONG--0.56%
Hang Seng Bank, Ltd. .....................................    1,000  $   14,264
Hong Kong Telecommunications, Ltd. .......................    3,200       7,641
Hutchison Whampoa, Ltd. ..................................    1,000       8,648
Sun Hung Kai Properties...................................    1,000      12,036
                                                                     ----------
                                                                         42,589
                                                                     ----------
ITALY--0.56%
Assicurazioni Generali....................................      249       4,527
ENI SPA (Reg.)............................................    2,273      12,872
Fiat Finance SPA..........................................      927       3,338
INA.......................................................    1,129       1,721
STET......................................................    1,082       6,303
STETdi Risp (Non-Convertible).............................      500       1,736
Telecom Italia............................................    1,874       5,612
Telecom Italia Mob........................................    1,874       6,064
                                                                     ----------
                                                                         42,173
                                                                     ----------
JAPAN--5.15%
Bank of Tokyo--Mitsubishi, Ltd. ..........................    1,000      20,066
Dai-Ichi Kangyo Bank, Ltd. ...............................    1,000      13,610
Fuji Bank, Ltd. ..........................................    1,000      15,006
Hitachi, Ltd. ............................................    1,000      11,167
Industrial Bank of Japan, Ltd. ...........................    1,000      15,530
Kawasaki Steel Co. .......................................    1,000       3,254
Kobe Steel................................................    1,000       1,911
Kyocera Corp. ............................................    1,000      79,393
Mitsubishi Heavy Industries...............................    1,000       7,669
Nippon Steel Corp. .......................................    1,000       3,193
Nippon Telegraph & Telephone Corp. .......................        4      38,388
Nissan Motor Co., Ltd. ...................................    1,000       7,756
NKK Corp. ................................................    1,000       2,146
Osaka Gas Co. ............................................    1,000       2,870
Sakura Bank...............................................    1,000       7,660
Sanwa Bank................................................    1,000      14,832
Sony Corp. ...............................................    1,000      87,157
Sumitomo Bank.............................................    1,000      16,402
Sumitomo Metal Industries.................................    1,000       2,844
Tokyo Gas Co. ............................................    1,000       2,774
Toshiba Corp. ............................................    1,000       6,430
Toyota Motor Corp. .......................................    1,000      29,489
                                                                     ----------
                                                                        389,547
                                                                     ----------
NETHERLANDS--1.31%
ABN AMRO Holdings NV......................................      360       6,713
Aegon NV..................................................       74       5,165
Akzo Nobel NV.............................................       20       2,741

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
Dordtsche Petroleum.......................................       40  $    2,140
Elsevier NV...............................................      187       3,125
Fortis Amev NV, CVA.......................................       51       2,271
Heineken NV...............................................       14       2,389
ING Groep NV, CVA.........................................      216       9,959
Koninklijke Ahold NV......................................       47       3,965
Koninklijke PTT Nederland.................................      131       5,139
Philips Electronics NV....................................       98       7,020
PolyGram NV...............................................       51       2,676
Royal Dutch Petroleum Co. ................................      604      31,416
SGS-Thomson Microelectronics NV+..........................       39       3,079
Unilever NV, CVA..........................................       45       9,473
Wolters Kluwer NV, CVA....................................       19       2,313
                                                                     ----------
                                                                         99,584
                                                                     ----------
SINGAPORE--0.08%
Hong Kong Land Holdings...................................    1,000       2,660
Singapore Telecommunications..............................    2,000       3,693
                                                                     ----------
                                                                          6,353
                                                                     ----------
SPAIN--0.48%
Argentaria Corp...........................................       35       1,960
Banco de Bilbao--Vizcaya SA (Reg.)........................       63       5,118
BCO Popular (Reg.)........................................        9       2,205
BCO Santander (Reg.)......................................      135       4,159
Empresa Nacional de Electricidad..........................       73       6,128
Gas Natural SDG SA........................................       11       2,403
Iberdrola SA..............................................      259       3,269
Repsol SA.................................................       85       3,594
Telefonica Internacional de Espana SA.....................      265       7,662
                                                                     ----------
                                                                         36,498
                                                                     ----------
SWEDEN--0.34%
ABB AB Series A...........................................      190       2,665
Astra AB Series A.........................................      379       7,049
Astra AB Series B.........................................       85       1,506
L.M. Ericsson Telephone Series B..........................      270      10,628
Sandvik AB Series A.......................................       59       1,674
Volvo AB Series B.........................................       91       2,435
                                                                     ----------
                                                                         25,957
                                                                     ----------
SWITZERLAND--3.48%
ABB AG....................................................        2       3,027
ABB AG (Reg.).............................................        2         589
Adecco SA.................................................        5       1,918
Alusuisse Lonza HD (Reg.).................................        2       2,071

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
Ciba Specialty (Reg.)+....................................       21  $    1,942
Cie Financiere Richemont Series A (Bearer)................        2       2,890
CS Holding (Reg.).........................................       53       6,807
Holderbank Financiere Glaris (Bearer).....................        2       1,889
Holderbank Financiere Glaris (Reg.).......................        3         565
Nestle SA (Reg.)..........................................       11      14,511
Novartis AG (Bearer)......................................      101     161,323
Novartis AG (Reg.)........................................       17      27,177
Roche Group Holding AG....................................        2      18,089
Schweizerische Bankgesellschaft (Bearer)..................        6       6,863
Schweizerische Bankgesellschaft (Reg.)....................        7       1,601
Schweizerische Bankverein (Reg.)..........................       21       5,617
Winterthur (Reg.).........................................        2       1,762
Zurich Versicherung (Reg.)................................       13       5,173
                                                                     ----------
                                                                        263,814
                                                                     ----------
UNITED KINGDOM--4.23%
Abbey National............................................      396       5,408
Allied-Lyons PLC..........................................      301       2,165
Asda Group................................................      820       1,693
Associated British Foods..................................      254       2,187
BAA PLC...................................................      295       2,719
Barclays PLC..............................................      432       8,575
Bass PLC..................................................      248       3,027
BAT Industries PLC........................................      873       7,814
BG PLC....................................................    1,238       4,536
BOC Group.................................................      138       2,398
Boots Co..................................................      255       2,992
British Aerospace.........................................      121       2,693
British Airways...........................................      272       3,101
British Petroleum Co. ....................................    1,601      19,916
British Sky Broadcast.....................................      484       3,577
British Telecommunications................................    1,775      13,183
BTR PLC...................................................    1,129       3,864
Cable & Wireless..........................................      631       5,779
Cadbury Schweppes.........................................      280       2,499
Commercial Union Assurance Co. ...........................      190       1,998
EMI Group.................................................      122       2,194
GKN.......................................................       99       1,698
General Electric Co. .....................................      779       4,657
Glaxo Wellcome PLC........................................      989      20,465
Granada Group.............................................      241       3,170
Grand Metropolitan, Inc...................................      604       5,814
Great Universal Stores....................................      284       2,883
Guinness..................................................      544       5,327

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
HSBC Holdings.............................................      243  $    7,480
HSBC Holdings (Hong Kong).................................      503      14,908
Imperial Chemical Industries..............................      205       2,847
J. Sainsbury PLC..........................................      522       3,164
Kingfisher................................................      189       2,147
Legal & General Group.....................................      748       5,070
Lloyds TSB Group PLC......................................    1,626      16,707
Marks & Spencer PLC.......................................      796       6,601
National Power Development................................      321       2,790
National Westminster Bancorp..............................      492       6,616
Pearson, Inc. ............................................      157       1,820
Peninsular & Oriental Steam Navigation....................      174       1,733
Powergen..................................................      196       2,330
Prudential Corp. .........................................      540       5,278
Rank Group................................................      535       3,390
Reed International........................................      320       3,091
Rentokil Initial..........................................      704       2,469
Reuters Holdings PLC......................................      473       4,986
Royal Bank of Scotland....................................      232       2,171
RTZ Corp. PLC (Reg.)......................................      304       5,298
Safeway PLC...............................................      309       1,788
Schroders.................................................       56       1,538
Scot & Newcastle..........................................      173       1,861
Scottish Power............................................      326       2,117
Shell Transport & Trading Co. (Reg.)......................    2,805      19,152
Siebe PLC.................................................      130       2,204
Smithkline Beecham PLC (New)..............................      778      14,323
Standard Chartered PLC....................................      275       4,195
Tesco PLC.................................................      621       3,837
Unilever..................................................      230       6,584
United News & Media PLC...................................      133       1,543
Vodafone Group PLC........................................      871       4,250
Whitbread.................................................      137       1,733
Zeneca Group..............................................      267       8,830
                                                                     ----------
                                                                        321,183
                                                                     ----------
                                                                      1,537,788
                                                                     ----------
INSURANCE--3.18%
20th Century Industries...................................      200       4,200
Aetna, Inc. ..............................................      100      10,237
Allied Group, Inc. .......................................      150       5,700
Allstate Financial Corp. .................................      200      14,599
American Annuity Group, Inc. .............................      200       3,600
American General Corp. ...................................      100       4,775
American International Group, Inc. .......................      200      29,874

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
INSURANCE (CONTINUED)
Arthur J. Gallagher & Co. ................................      100  $    3,775
Berkley (W.R.) Corp. .....................................      100       5,888
Capital Re Corp. .........................................      100       5,350
Chubb Corp. ..............................................      100       6,688
CIGNA Corp. ..............................................      100      17,749
Conseco, Inc..............................................       32       1,184
Crawford & Co. Class B....................................      200       3,250
Delphi Financial Group, Inc. Class A......................      102       3,927
Enhance Financial Services Group, Inc. ...................      100       4,388
Executive Risk, Inc. .....................................      100       5,200
Financial Security Assured Holdings, Ltd. ................      100       3,894
Foremost Corp. of America.................................      100       5,988
Fremont General Corp. ....................................      100       4,025
Frontier Insurance Group, Inc. ...........................      100       6,475
Horace Mann Educators Corp. ..............................      100       4,900
HSB Group, Inc. ..........................................      100       5,338
Kansas City Life Insurance Co. ...........................      100       7,900
Liberty Corp. ............................................      100       4,075
Life Re Corp. ............................................      100       4,663
MBIA Corp. ...............................................      100      11,280
MGIC Investment Corp. ....................................      200       9,588
MMI Companies, Inc. ......................................      100       2,613
NAC Re Corp. .............................................      100       4,838
Orion Capital Corp. ......................................      100       7,375
Reinsurance Group of America, Inc. .......................      100       5,750
Selective Insurance Group, Inc. ..........................      100       4,844
Sierra Health Services, Inc.+.............................      100       3,125
Trenwick Group, Inc. .....................................      150       5,625
Vesta Insurance Group, Inc. ..............................      100       4,325
Zurich Reinsurance Centre Holdings, Inc. .................      100       3,950
                                                                     ----------
                                                                        240,955
                                                                     ----------
MEDIA--1.08%
Cablevision Systems Corp. Class A+........................      100       5,400
Evergreen Media Corp. Class A.............................      200       8,925
Heftel Broadcasting Corp.+................................      100       5,525
Hollinger International, Inc. ............................      200       2,238
Houghton Mifflin Co. .....................................      100       6,675
International Family Entertainment, Inc. Class B..........      200       6,875
SBC Communications, Inc. .................................      446      27,596
Telecommunications, Inc. Series A (TCI Group).............      200       2,975
Time Warner, Inc. ........................................      200       9,650
Viacom, Inc. Class B......................................      200       6,000
                                                                     ----------
                                                                         81,859
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
MISCELLANEOUS FINANCE--2.32%
Aames Financial Corp. ....................................      150  $    2,775
American Express Co. .....................................      200      14,899
Astoria Financial Corp. ..................................      100       4,750
BOK Financial Corp. ......................................      100       3,525
Charles Schwab Corp. .....................................      100       4,069
Coast Savings Financial, Inc.+............................      100       4,544
Collective Bancorp, Inc. .................................      100       4,488
Commercial Federal Corp. .................................      150       5,569
Countrywide Credit Industries, Inc. ......................      100       3,119
Eaton Vance Corp. (Non Voting)............................      200       5,563
Federal Home Loan Mortgage Corp. .........................      200       6,875
Federal National Mortgage Assoc. .........................      400      17,449
First American Financial Corp. ...........................      100       3,900
GATX Corp. ...............................................      100       5,775
Interra Financial, Inc....................................      100       4,194
Jefferies Group, Inc. ....................................      100       5,700
JSB Financial, Inc. ......................................      100       4,325
Legg Mason, Inc. .........................................      100       5,381
McDonald & Company Investments, Inc. .....................      100       4,588
Merrill Lynch & Co., Inc. ................................      200      11,925
Morgan Stanley, Dean Witter, Discover & Co. ..............      365      15,717
Quick & Reilly Group, Inc. ...............................      150       3,488
RCSB Financial, Inc. .....................................      100       4,788
Roosevelt Financial Group, Inc. ..........................      200       4,400
Sovereign Bancorp, Inc. ..................................      200       3,050
Travelers Group, Inc. ....................................      266      16,774
Value Line, Inc. .........................................      100       4,325
                                                                     ----------
                                                                        175,955
                                                                     ----------
MOTOR VEHICLE--0.84%
Borg Warner Automotive, Inc. .............................      100       5,406
Chrysler Corp. ...........................................      300       9,844
Ford Motor Co. ...........................................      500      18,875
General Motors Corp. .....................................      300      16,706
Mascotech, Inc. ..........................................      200       4,175
Navistar International Corp. .............................      500       8,625
                                                                     ----------
                                                                         63,631
                                                                     ----------
NON-FERROUS--0.37%
Aluminum Company of America...............................      100       7,537
Commercial Metals Co. ....................................      100       3,225
Kaiser Aluminum Corp.+....................................      200       2,450
Minerals Technologies, Inc. ..............................      100       3,750
Mueller Industries, Inc.+.................................      100       4,375
Reliance Steel & Aluminum Co. ............................      150       3,900
Wolverine Tube, Inc.+.....................................      100       2,788
                                                                     ----------
                                                                         28,025
                                                                     ----------


                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
OIL--DOMESTIC--0.39%
Atlantic Richfield Co. ...................................      200  $   14,100
KCS Energy, Inc. .........................................      200       4,075
Phillips Petroleum Co. ...................................      100       4,375
Unocal Corp. .............................................      100       3,881
USX-Marathon Group........................................      100       2,888
                                                                     ----------
                                                                         29,319
                                                                     ----------
OIL--INTERNATIONAL--2.23%
Amoco Corp. ..............................................      200      17,388
Chevron Corp. ............................................      300      22,181
Exxon Corp. ..............................................    1,000      61,500
Mobil Corp. ..............................................      200      13,975
Royal Dutch Petroleum Co.--Sponsored ADR+.................      800      43,200
Texaco, Inc. .............................................      100      10,875
                                                                     ----------
                                                                        169,119
                                                                     ----------
PAPER--0.40%
International Paper Co. ..................................      200       9,713
Kimberly-Clark Corp. .....................................      200       9,950
Longview Fibre Co. .......................................      200       3,325
Thermo Fibertek, Inc. ....................................      200       2,100
Weyerhaeuser Co. .........................................      100       5,200
                                                                     ----------
                                                                         30,288
                                                                     ----------
PRODUCER GOODS & MANUFACTURING--3.99%
Allied Signal, Inc. ......................................      100       8,400
Applied Power, Inc. Class A...............................      100       5,163
AptarGroup, Inc. .........................................      100       4,525
Barnes Group, Inc. .......................................      300       8,887
Butler Manufacturing Co. .................................      100       3,313
Caterpillar, Inc. ........................................      100      10,737
Deere & Co. ..............................................      100       5,488
Donaldson Co., Inc. ......................................      100       3,800
Emerson Electric Co. .....................................      200      11,012
Fisher Scientific International, Inc. ....................      100       4,750
General Electric Co. .....................................    1,200      78,449
Hon Industries, Inc. .....................................      100       4,425
Hughes Supply, Inc. ......................................      100       4,000
IDEX Corp. ...............................................      150       4,950
Illinois Tool Works, Inc. ................................      200       9,987
Insilco Corp.+............................................      100       3,750
Ionics, Inc.+.............................................      100       4,550
JLG Industries, Inc. .....................................      200       2,725
Kaydon Corp. .............................................      100       4,963
Keystone International, Inc. .............................      100       3,469

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING (CONTINUED)
Lincoln Electric Co. .....................................      100  $    3,500
Manitowoc Co., Inc. ......................................      100       4,675
McDermott International, Inc. ............................    1,000      29,187
NACCO Industries, Inc. Class A............................      200      11,287
PRI Automation, Inc. .....................................      200       7,588
Roper Industries, Inc. ...................................      100       5,188
SPS Technologies, Inc.+...................................      100       7,075
SPX Corp. ................................................      100       6,481
Standex International Corp. ..............................      100       3,000
Teleflex, Inc. ...........................................      200       6,250
Texas Industries, Inc. ...................................      200       5,313
Tyco International, Ltd. .................................      100       6,956
Valhi, Inc. ..............................................      300       2,438
Valmont Industries, Inc. .................................      200       3,800
Westinghouse Electric Corp. ..............................      200       4,625
Westpoint Stevens, Inc. Class A+..........................      200       7,825
                                                                     ----------
                                                                        302,531
                                                                     ----------
RAILROAD--0.56%
Burlington Northern Santa Fe Corp. .......................      100       8,988
CSX Corp. ................................................      100       5,550
Florida East Coast Industry, Inc. ........................      100      11,100
Norfolk Southern Corp. ...................................      100      10,075
Union Pacific Corp. ......................................      100       7,050
                                                                     ----------
                                                                         42,763
                                                                     ----------
REAL PROPERTY--0.18%
Catellus Development Corp.+...............................      200       3,625
Forest City Enterprises, Inc. Class A.....................      150       7,162
Lennar Corp. .............................................      100       3,194
                                                                     ----------
                                                                         13,981
                                                                     ----------
RETAIL--2.09%
Albertson's, Inc. ........................................      100       3,650
AutoZone, Inc. ...........................................      100       2,356
Barnes & Noble, Inc.+.....................................      200       8,599
Best Buy Co., Inc.+.......................................      200       2,975
Claire's Stores, Inc. ....................................      200       3,500
CUC International, Inc. ..................................      200       5,163
Dayton Hudson Corp. ......................................      100       5,319
Dollar Tree Stores, Inc. .................................      100       5,038
Fingerhut Companies, Inc. ................................      200       3,488
Gap, Inc. ................................................      100       3,888
Heilig-Meyers Co. ........................................      200       3,925
Home Depot, Inc. .........................................      200      13,787

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
RETAIL (CONTINUED)
J.C. Penney Co., Inc. ....................................      100  $    5,219
K Mart Corp. .............................................      100       1,225
Longs Drug Stores, Inc. ..................................      200       5,238
May Department Stores Co. ................................      100       4,725
Neiman Marcus Group, Inc.+................................      200       5,250
Pier 1 Imports, Inc. .....................................      200       5,300
Proffitt's, Inc.+.........................................      100       4,388
Quality Food Centers, Inc.+...............................      100       3,800
Ruddick Corp. ............................................      200       3,300
Sears Roebuck & Co. ......................................      200      10,749
Smith's Food & Drug Centers, Inc. Class B.................      100       5,362
Toys "R' Us, Inc. ........................................      100       3,500
Waban, Inc.+..............................................      100       3,219
Wal Mart Stores, Inc. ....................................      900      30,430
Walgreen Co. .............................................      100       5,363
                                                                     ----------
                                                                        158,756
                                                                     ----------
STEEL--0.42%
Bethlehem Steel Corp. ....................................      200       2,088
Carpenter Technology Corp. ...............................      100       4,575
Cleveland-Cliffs, Inc. ...................................      100       4,075
Inland Steel Industries, Inc. ............................      800      20,900
                                                                     ----------
                                                                         31,638
                                                                     ----------
TELEPHONE--2.64%
ACC Corp. ................................................      100       3,088
Air Touch Communications..................................      200       5,475
Ameritech Corp. ..........................................      200      13,588
AT&T Corp. ...............................................      600      21,037
Bell Atlantic Corp. ......................................      200      15,174
Bellsouth Corp. ..........................................      400      18,549
Cellular Communications International, Inc.+..............      100       3,350
Coherent, Inc.+...........................................      100       4,450
Frontier Corp. ...........................................      100       1,994
GTE Corp. ................................................      400      17,549
Intermedia Communications, Inc.+..........................      100       3,238
Jacor Communications, Inc. Class A+.......................      200       7,650
MCI Communications Corp. .................................      300      11,484
Mobile Telecommunications Technologies Corp.+.............      200       2,863
Northern Telecom Ltd. ....................................      100       9,100
Nynex Corp. ..............................................      200      11,525
Octel Communications Corp. ...............................      200       4,688
Plantronics, Inc. (New)+..................................      100       5,013
Sprint Corp. .............................................      200      10,525
Tel Save Holdings, Inc. ..................................      200       3,050

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
TELEPHONE (CONTINUED)
Tellabs, Inc. ............................................      100  $    5,588
U.S. West, Inc. (Communications Group)....................      200       7,538
U.S. West, Inc. (Media Group).............................      200       4,050
WorldCom, Inc. ...........................................      300       9,600
                                                                     ----------
                                                                        200,166
                                                                     ----------
TOBACCO--0.53%
Philip Morris Companies., Inc. ...........................      900      39,938
                                                                     ----------
TRANSPORTATION--MISCELLANEOUS--0.37%
Caliber Systems, Inc. ....................................      300      11,175
CNF Transportation, Inc. .................................      200       6,450
Expeditores International of Washington, Inc. ............      200       5,675
XTRA Corp. ...............................................      100       4,394
                                                                     ----------
                                                                         27,694
                                                                     ----------
TRAVEL & RECREATION--0.52%
Anchor Gaming+............................................      100       4,775
Bristol Hotel Co. ........................................      100       3,850
Central Parking Corp. ....................................      100       3,481
Coleman Co., Inc. ........................................      200       3,450
Walt Disney Co. ..........................................      300      24,075
                                                                     ----------
                                                                         39,631
                                                                     ----------
UTILITIES--1.17%
American Electric Power Co., Inc. ........................      100       4,200
Atlantic Energy, Inc. ....................................      200       3,363
CILCORP, Inc. ............................................      100       4,119
Columbia Gas System, Inc. ................................      100       6,524
Destec Energy, Inc.+......................................      200       4,330
Duke Power Co. ...........................................      100       4,794
Eastern Enterprises ......................................      200       6,937
Edison International .....................................      100       2,488
Enron Corp. ..............................................      100       4,081
FPL Group, Inc. ..........................................      100       4,606
IES Industries, Inc. .....................................      100       2,950
Nevada Power Co. .........................................      200       4,250
Orange & Rockland Utilities, Inc. ........................      100       3,363
Otter Tail Power Co. .....................................      100       3,300
Pacific Gas & Electric Corp. .............................      100       2,425
PacifiCorp. ..............................................      100       2,200
SIGCORP, Inc. ............................................      150       3,806
Southern Co. .............................................      200       4,375
Tejas Gas Corp. ..........................................      100       3,925
Texas Utilities Co. ......................................      100       3,444

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

                                                           NUMBER OF
COMMON STOCK (CONTINUED)                                    SHARES     VALUE

-------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Washington Gas Light Co. .................................       200 $    5,025
WICOR, Inc. ..............................................       100      3,894
                                                                     ----------
                                                                         88,399
                                                                     ----------
TOTAL COMMON STOCK
 (Cost $4,594,572)........................................            5,521,992
                                                                     ----------
PREFERRED STOCK--0.09%
-------------------------------------------------------------------------------
AUSTRALIA--0.02%
News Corporation, Ltd. (Limited Voting Shares)............       324      1,278
                                                                     ----------
GERMANY--0.07%
RWE AG (Non-Voting).......................................        56      1,949
Sap AG (Non-Voting).......................................        11      2,283
Volkswagen AG (Non-Voting)................................         3      1,686
                                                                     ----------
                                                                          5,918
                                                                     ----------
TOTAL PREFERRED STOCK
 (Cost $6,382)............................................                7,196
                                                                     ----------
WARRANTS--0.00%
-------------------------------------------------------------------------------
BELGIUM--0.00%
Generale de Banque (expire 11/15/99)+.....................         4         43
                                                                     ----------
FRANCE--0.00%
AXA UAP CVG (expire 01/07/99)+............................        38        147
Cie Generale de Eaux (expire 05/02/01)+...................        35         21
                                                                     ----------
                                                                            168
                                                                     ----------
TOTAL WARRANTS
 (Cost $95)...............................................                  211
                                                                     ----------
U.S. TREASURY OBLIGATIONS--20.33%(a)                          PAR
-------------------------------------------------------------------------------
U.S. Treasury Bonds
 8.125%, 08/15/19......................................... $ 500,000 $  570,770
 9.125%, 05/15/18.........................................    50,000     62,460
 7.250%, 08/15/22.........................................   325,000    339,245
 7.125%, 02/15/23.........................................   200,000    206,086
 7.500%, 11/15/24.........................................   250,000    269,935
 6.000%, 02/15/26.........................................    75,000     67,127
 7.250%, 05/15/16.........................................    25,000     26,074
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,528,705)........................................            1,541,697
                                                                     ----------

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

CASH EQUIVALENTS--5.80%                                      PAR      VALUE
-------------------------------------------------------------------------------
Federal National Mortgage Association Discount Note(b)
 5.480%, 07/18/97........................................   300,000 $  299,229

                                                          NUMBER OF
                                                           SHARES
                                                          ---------
MSTC Cash Reserve Liquid Asset Fund(c)
 5.390%, 07/07/97........................................   140,401    140,401
                                                                    ----------
TOTAL CASH EQUIVALENTS
 (Cost $439,630).........................................              439,630
                                                                    ----------
TOTAL INVESTMENTS--99.03%
 (Cost $6,569,384).......................................            7,510,726

OTHER ASSETS AND LIABILITIES--0.97%
 Other Assets............................................              163,741
 Liabilities.............................................              (90,144)
                                                                    ----------
                                                                        73,597
                                                                    ----------
NET ASSETS--100.00%
 Applicable to 635,466 outstanding $0.00001 par value
  shares (unlimited shares authorized)...................           $7,584,323
                                                                    ==========
NET ASSET VALUE PER SHARE................................           $    11.94
                                                                    ==========

-------
+--Non-Income Producing Security.

NOTES TO STATEMENT OF NET ASSETS

(a) Interest rate represents stated coupon rate of security.

(b) Interest rate represents effective yield at time of purchase.

(c) Interest rate represents the yield on report date.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

-------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends (net of foreign tax withheld of $2,721)................... $ 44,645
 Interest............................................................   49,049
                                                                      --------
  Total investment income............................................   93,694
                                                                      --------
EXPENSES
 Investment advisory and administration fee..........................   22,361
 Custodian fees......................................................   22,994
 Portfolio accounting fees...........................................    3,179
 Professional fees (legal)...........................................    2,449
 Professional fees (audit)...........................................   11,103
 Shareholder reports.................................................    7,768
 Trustees' fees......................................................    1,858
 Amortization of organization costs..................................      362
 Insurance and other expenses........................................    1,493
                                                                      --------
                                                                        73,567
LESS EXPENSES REDUCED AND ABSORBED (see Note 4)......................   50,794
                                                                      --------
  Total expenses incurred by Fund....................................   22,773
                                                                      --------
NET INVESTMENT INCOME................................................   70,921
                                                                      --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Net realized gain from changes in market value......................   78,187
 Net realized loss from changes in foreign exchange rates............     (901)
                                                                      --------
 Net realized gain on investments sold...............................   77,286
 Net realized loss on foreign currency transactions..................   (1,546)
                                                                      --------
 Net realized gain on investments sold and foreign currency
  transactions.......................................................   75,740
                                                                      --------
CHANGE IN NET UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSLATION
 Net unrealized appreciation from changes in market value............  799,776
 Net unrealized depreciation from changes in foreign exchange rates..  (50,543)
                                                                      --------
 Net unrealized appreciation on investments..........................  749,233
 Net unrealized depreciation on translating assets and liabilities
  into the reporting currency........................................     (833)
                                                                      --------
 Net unrealized appreciation on investments and foreign currency translation........................................................  748,400
                                                                      --------
 Net gain on investments.............................................  824,140
                                                                      --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................... $895,061
                                                                      ========

-------
See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                             JUNE 30, 1997      PERIOD ENDED
                                              (UNAUDITED)    DECEMBER 31, 1996*
-------------------------------------------------------------------------------
OPERATIONS
 Net investment income.....................    $   70,921        $   20,060
 Net realized gain on investments sold and
  foreign currency transactions............        75,740               647
 Net unrealized appreciation on investments
  and foreign currency translation.........       748,400           192,046
                                               ----------        ----------
 Increase in net assets resulting from
  operations...............................       895,061           212,753
                                               ----------        ----------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold.................     1,724,148         5,171,338
 Net asset value of shares issued in
  reinvestment of dividends................           --                --
 Less payments for shares redeemed.........      (418,977)              --
                                               ----------        ----------
 Increase in net assets from capital share
  transactions.............................     1,305,171         5,171,338
                                               ----------        ----------
  Total increase in net assets.............     2,200,232         5,384,091

NET ASSETS
 Beginning of period.......................     5,384,091               --
                                               ----------        ----------
 End of period (including undistributed net
  investment income of $91,004 and $20,060,
  respectively.)...........................    $7,584,323        $5,384,091
                                               ==========        ==========
NUMBER OF FUND SHARES
 Sold......................................       158,514           516,513
 Reinvested................................           --                --
 Redeemed..................................       (39,561)              --
                                               ----------        ----------
  Net increase in shares outstanding.......       118,953           516,513

SHARES OUTSTANDING
 Beginning of period.......................       516,513               --
                                               ----------        ----------
 End of period.............................       635,466           516,513
                                               ==========        ==========

-------
* For the period from November 1, 1996 (commencement of operations) to December 31, 1996.

See accompanying Notes to Financial Statements.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

1. DESCRIPTION OF THE FUND

 The Schwab Asset Director(R)--High Growth Portfolio (the "Fund") is a series of Schwab Annuity Portfolios (the "Trust"), a diversified, no-load, open-end investment management company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended.

 The Fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

 The following significant accounting policies are in conformity with gener-ally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting prin-ciples requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 Security valuation--Investments in securities traded on an exchange and in-vestments in money market funds are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most re-cent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment man-ager pursuant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the rep-resentative quoted bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

 Security transactions and investment income--Security transactions are ac-counted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security tranactions are determined on an iden-tified cost basis. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the fi-nal maturity date.

 Foreign currency translation--The accounting records of the Fund are main-tained in U.S. dollars. Investment securities and all other assets and liabil-ities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on June 30, 1997. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are trans-lated into U.S. dollars at the exchange rate in effect on the dates of the re-spective transactions.

 The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

 Forward currency contracts--A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency ex-change rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference be-tween the value at the time the contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. At June 30, 1997, the Fund had outstanding Forwards as set forth below:

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                            UNREALIZED
                         SETTLEMENT  CONTRACTS TO   IN EXCHANGE CONTRACTS  APPRECIATION
                            DATE    DELIVER/RECEIVE     FOR     AT VALUE  (DEPRECIATION)
                         ---------- --------------- ----------- --------- --------------
CONTRACTS PURCHASED:
 French Franc...........  07/31/97        36,145      $ 6,223    $ 6,150      $ (73)
 Pound Sterling.........  07/01/97         1,981        3,296      3,299          3
 Italian Lira...........  07/01/97    21,825,221       12,979     12,842       (137)
CONTRACTS SOLD:
 French Franc...........  07/31/97        25,500        4,390      4,339         51
 Pound Sterling.........  07/01/97         5,050        8,403      8,410         (7)
 Italian Lira...........  07/01/97     3,347,855        1,991      1,970         21
                                                                              -----
  Net unrealized depreciation on Forwards................................     $(142)
                                                                              =====

 Deferred organization costs--Costs incurred in connection with the organiza-tion of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

 Expenses--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

 Federal income taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis-tribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

 At June 30, 1997, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $941,342 of which $1,027,027 related to appreciation securities and $85,685 related to depreciation securities.

3. TRANSACTIONS WITH AFFILIATES

 Investment advisory and administration agreement--The Trust has investment advisory and administration agreements with Charles Schwab Investment Manage-ment, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. The investment Manager has reduced a portion of its fee for the period ended June 30, 1997 year (see Note 4).

 Sub-advisory agreement--The Investment Manager had a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony") to serve as sub-adviser to the Fund. Symphony did not receive compensation directly from the Fund. Howev-er, the Investment Manager paid Symphony a graduated annual fee, payable monthly, based on the aggregate daily net assets of the Fund and certain other funds advised by the Investment Manager. Effective February 28, 1997, the In-vestment Manager terminated the sub-advisory agreement with Symphony and as-sumed day-to-day advisory responsibility for the Fund.

 Officers and trustees--Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager. During the period year ended June 30, 1997, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees aggregating $1,858 re-lated to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

 The Investment Manager reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the period ended June 30, 1997, the total of such fees and ex-penses reduced and absorbed by the Investment Manager were $50,794. (see Note
8).

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

5. BORROWING AGREEMENT

 The Trust has an agreement with State Street Bank and Trust Company, the Fund's custodian, whereby each Fund may borrow up to $10,000,000 on a tempo-rary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the as-sets of the Fund. During the period ended June 30, 1997, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

 Purchases and sales of investment securities, other than short-term obliga-tions, aggregated $2,550,605 and $1,079,435, respectively, for the period ended June 30, 1997.

7. COMPOSITION OF NET ASSETS

 At June 30, 1997, net assets for the Fund consisted of:

Paid in capital................................................... $6,476,449
Accumulated undistributed net investment income...................     91,004
Accumulated net realized gain on investments sold and foreign
 currency transactions............................................     76,423
Net unrealized appreciation on investments........................    941,342
Net unrealized depreciation on translating assets and liabilities
 into the reporting currency......................................       (895)
                                                                   ----------
                                                                   $7,584,323
                                                                   ==========

 At June 30, 1997, the Fund's Statement of Net Assets included: $53,349 pay-able for securities purchased, $24,295 receivable for Fund shares sold, and $2,371 receivable from advisor.

                                 -------------

                                 -------------
SCHWAB ASSET DIRECTOR(R)--HIGH GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. FINANCIAL HIGHLIGHTS

 For a share outstanding throughout each period:

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 1997    PERIOD ENDED
                                                (UNAUDITED)  DECEMBER 31, 1996**
                                               ------------- -------------------
Net asset value at beginning of period.......       $10.42           $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................         0.10             0.04
 Net realized and unrealized gain on
  investments and foreign currency
  transactions...............................         1.42             0.38
                                                 ---------        ---------
 Total from investment operations............         1.52             0.42
LESS DISTRIBUTIONS
 Dividends from net investment income........          --               --
 Distributions from realized gain on
  investments................................          --               --
                                                 ---------        ---------
 Total distributions.........................          --               --
                                                 ---------        ---------
Net asset value at end of period.............       $11.94           $10.42
                                                 =========        =========
TOTAL RETURN (not annualized)................        14.59%            4.20%
RATIOS/ SUPPLEMENTAL DATA
 Net assets, end of period...................    7,584,323        5,384,091
 Ratio of expenses to average net assets+....         0.75%*           0.67%*
 Ratio of net investment income to average
  net assets.................................         2.32%*           2.35%*
 Portfolio turnover rate.....................           20%               7%
 Average commission rate.....................       $ 0.02           $ 0.02

-------
 + The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees and expenses re-duced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

Ratio of expenses to average net assets......         2.41%*           4.71%*
Ratio of net investment income to average net
 assets......................................         0.66%*          (1.69%)*

 * Annualized
** For the period from November 1, 1996 (commencement of operations) to Decem-ber 31, 1996.

                                 -------------
                                     O-59